UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07885

Name of Fund: Master Extended Market Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Master Extended Market

Index Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2015

Date of reporting period: 09/30/2015

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2015 (Unaudited)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.6%
AAR Corp.	4,851	$92,023
Aerojet Rocketdyne Holdings, Inc. (a)	9,549	154,503
Aerovironment, Inc. (a)	3,384	67,815
Astronics Corp. (a)	2,733	110,495
B/E Aerospace, Inc.	15,746	691,249
BWX Technologies, Inc.	15,594	411,058
CPI Aerostructures, Inc. (a)	2,281	20,096
Cubic Corp.	3,115	130,643
Curtiss-Wright Corp.	6,687	417,403
Ducommun, Inc. (a)	1,874	37,611
Engility Holdings, Inc.	2,637	67,982
Esterline Technologies Corp. (a)	4,477	321,852
HEICO Corp.	2,210	108,025
HEICO Corp., Class A	6,023	273,504
Hexcel Corp.	14,319	642,350
Huntington Ingalls Industries, Inc.	7,012	751,336
Innovative Solutions & Support, Inc. (a)	4,600	12,466
KLX, Inc. (a)	7,865	281,095
Kratos Defense & Security Solutions, Inc. (a)	7,970	33,633
LMI Aerospace, Inc. (a)	2,720	27,962
Mantech International Corp., Class A	3,277	84,219
Moog, Inc., Class A (a)	4,945	267,376
Orbital ATK, Inc.	8,656	622,107
RBC Bearings, Inc. (a)	3,416	204,038
Smith & Wesson Holding Corp. (a)	8,345	140,780
Spirit Aerosystems Holdings, Inc., Class A (a)	18,764	907,052
Sturm Ruger & Co., Inc.	2,841	166,738
Taser International, Inc. (a)	8,193	180,451
Teledyne Technologies, Inc. (a)	5,177	467,483
TransDigm Group, Inc. (a)	7,847	1,666,781
Triumph Group, Inc.	7,156	301,125
VSE Corp.	644	25,805

		9,687,056
Alternative Energy — 0.1%
Aemetis, Inc. (a)	3,787	10,414
Amyris, Inc. (a)(b)	8,820	17,728
Ascent Solar Technologies, Inc. (a)	10,274	1,948
Enphase Energy, Inc. (a)	5,033	18,622
FuelCell Energy, Inc. (a)(b)	45,665	33,555
Green Plains, Inc.	5,207	101,328
Ocean Power Technologies, Inc. (a)	11,468	4,587
Pattern Energy Group, Inc.	8,739	166,828
Plug Power, Inc. (a)(b)	29,499	53,983
Renewable Energy Group, Inc. (a)	5,628	46,600
REX American Resources Corp. (a)	921	46,621
Solazyme, Inc. (a)(b)	13,122	34,117

Common Stocks	Shares	Value
Alternative Energy (continued)
SunPower Corp. (a)	7,815	$156,613

		692,944
Automobiles & Parts — 2.1%
Allison Transmission Holdings, Inc.	26,062	695,595
American Axle & Manufacturing Holdings, Inc. (a)	11,370	226,718
Autoliv, Inc.	12,841	1,399,797
Cooper Tire & Rubber Co.	7,632	301,540
Cooper-Standard Holding, Inc. (a)	2,584	149,872
Dana Holding Corp.	23,048	366,002
Dorman Products, Inc. (a)	4,690	238,674
Federal-Mogul Corp. (a)	4,135	28,242
Fuel Systems Solutions, Inc. (a)	2,808	13,563
Gentex Corp.	42,983	666,237
Gentherm, Inc. (a)	5,419	243,421
Lear Corp.	11,173	1,215,399
LKQ Corp. (a)	44,840	1,271,662
LoJack Corp. (a)	6,073	17,612
Modine Manufacturing Co. (a)	6,807	53,571
Motorcar Parts of America, Inc. (a)	2,943	92,234
Remy International, Inc.	4,763	139,318
Standard Motor Products, Inc.	2,952	102,966
Stoneridge, Inc. (a)	4,259	52,556
Strattec Security Corp.	573	36,133
Superior Industries International, Inc.	3,414	63,774
Tenneco, Inc. (a)	8,856	396,483
Tesla Motors, Inc. (a)	14,317	3,556,343
Titan International, Inc.	6,931	45,814
Tower International, Inc. (a)	3,363	79,905
U.S. Auto Parts Network, Inc. (a)	7,139	13,421
Visteon Corp. (a)	5,596	566,539
WABCO Holdings, Inc. (a)	7,941	832,455

		12,865,846
Banks — 6.4%
1st Source Corp.	2,325	71,610
Ameriana Bancorp	1,517	35,028
American National Bankshares, Inc.	2,205	51,707
Ameris Bancorp	4,563	131,186
Ames National Corp.	2,125	48,726
Arrow Financial Corp.	2,712	72,410
Associated Banc-Corp	21,746	390,776
Astoria Financial Corp.	13,130	211,393
Banc of California, Inc.	5,336	65,473
Bancfirst Corp.	1,174	74,079
Bancorp of New Jersey, Inc.	2,128	24,238
Bancorp, Inc. (a)	6,496	49,500
BancorpSouth, Inc.	12,481	296,673
Bank Mutual Corp.	7,238	55,588
Bank of Hawaii Corp.	6,247	396,622
Bank of Marin Bancorp	1,247	59,844

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	1

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Banks (continued)
Bank of the Ozarks, Inc.	11,427	$500,046
BankFinancial Corp.	3,939	48,962
BankUnited, Inc.	15,160	541,970
Banner Corp.	3,084	147,323
Bar Harbor Bankshares	1,552	49,648
BCB Bancorp, Inc.	3,436	34,188
Bear State Financial, Inc. (a)	2,595	23,095
Beneficial Bancorp, Inc. (a)	12,843	170,298
Berkshire Hills Bancorp, Inc.	4,850	133,569
BNC Bancorp	5,419	120,464
BofI Holding, Inc. (a)	2,234	287,806
BOK Financial Corp.	3,095	200,277
Boston Private Financial Holdings, Inc.	12,591	147,315
Bridge Bancorp, Inc.	2,423	64,718
Brookline Bancorp, Inc.	11,463	116,235
Bryn Mawr Bank Corp.	2,983	92,682
California First National Bancorp	882	11,784
Camden National Corp.	1,576	63,670
Cape Bancorp, Inc.	3,648	45,272
Capital Bank Financial Corp., Class A (a)	4,494	135,854
Capital City Bank Group, Inc.	2,343	34,958
Capitol Federal Financial, Inc.	18,668	226,256
Cardinal Financial Corp.	5,232	120,388
Cascade Bancorp (a)	7,559	40,894
Cathay General Bancorp	11,196	335,432
Centerstate Banks, Inc.	7,831	115,116
Central Pacific Financial Corp.	4,905	102,858
Century Bancorp, Inc., Class A	997	40,638
Chemical Financial Corp.	5,643	182,551
Chicopee Bancorp, Inc.	2,450	39,298
Citizens & Northern Corp.	2,833	55,300
Citizens Financial Group, Inc.	58,886	1,405,020
City Holding Co.	2,469	121,722
City National Corp.	7,119	626,899
Civista Bancshares, Inc.	1,968	20,133
Clifton Bancorp, Inc.	4,768	66,180
CNB Financial Corp.	2,894	52,584
CoBiz Financial, Inc.	6,271	81,586
Colony Bankcorp, Inc. (a)	463	4,167
Columbia Banking System, Inc.	8,543	266,627
Commerce Bancshares, Inc.	11,779	536,651
Community Bank System, Inc.	6,093	226,477
Community Trust Bancorp, Inc.	2,821	100,174
CommunityOne Bancorp (a)	2,905	31,577
ConnectOne Bancorp, Inc.	4,852	93,644
Cullen/Frost Bankers, Inc.	8,160	518,813
CVB Financial Corp.	14,284	238,543
Dime Community Bancshares, Inc.	5,246	88,657
Eagle Bancorp, Inc. (a)	4,741	215,715
East West Bancorp, Inc.	21,080	809,894
Eastern Virginia Bankshares, Inc.	2,546	17,185
Enterprise Bancorp, Inc.	1,601	33,573

Common Stocks	Shares	Value
Banks (continued)
Enterprise Financial Services Corp.	3,590	$90,360
ESSA Bancorp, Inc.	3,300	43,032
Farmers Capital Bank Corp. (a)	1,739	43,214
Fidelity Southern Corp.	3,242	68,536
Financial Institutions, Inc.	2,741	67,922
First Bancorp, Inc.	2,552	48,743
First Bancorp, North Carolina	3,105	52,785
First BanCorp, Puerto Rico (a)	17,284	61,531
First Busey Corp.	4,150	82,460
First Citizens BancShares, Inc., Class A	1,312	296,512
First Commonwealth Financial Corp.	13,854	125,933
First Community Bancshares, Inc.	3,087	55,257
First Connecticut Bancorp, Inc.	3,756	60,547
First Defiance Financial Corp.	1,962	71,731
First Financial Bancorp	9,179	175,135
First Financial Bankshares, Inc.	9,434	299,813
First Financial Corp.	2,125	68,744
First Financial Northwest, Inc.	3,414	41,275
First Horizon National Corp.	34,284	486,147
First Interstate Bancsystem, Inc.	2,871	79,929
First Merchants Corp.	5,965	156,402
First Midwest Bancorp, Inc.	11,596	203,394
First Niagara Financial Group, Inc.	51,868	529,572
First of Long Island Corp.	2,494	67,413
First Republic Bank	20,976	1,316,663
First Security Group, Inc. (a)	15,167	37,766
First South Bancorp, Inc.	3,052	24,111
First United Corp. (a)	2,396	19,695
FirstMerit Corp.	23,916	422,596
Flagstar Bancorp, Inc. (a)	3,391	69,719
Flushing Financial Corp.	4,602	92,132
FNB Corp.	25,576	331,209
Fox Chase Bancorp, Inc.	3,031	52,618
Fulton Financial Corp.	25,185	304,738
German American Bancorp, Inc.	2,419	70,804
Glacier Bancorp, Inc.	11,034	291,187
Great Southern Bancorp, Inc.	1,720	74,476
Great Western Bancorp, Inc.	7,597	192,736
Greene County Bancshares, Inc.	3,466	—
Guaranty Bancorp	3,221	53,050
Hampton Roads Bankshares, Inc. (a)	8,046	15,287
Hancock Holding Co.	11,254	304,421
Hanmi Financial Corp.	5,135	129,402
Heartland Financial USA, Inc.	2,648	96,096
Heritage Commerce Corp.	4,396	49,851
Heritage Financial Corp.	5,517	103,830
HMN Financial, Inc. (a)	1,907	22,236
Home Bancorp, Inc.	2,032	52,466
Home BancShares, Inc.	8,747	354,253
HomeTrust Bancshares, Inc. (a)	4,105	76,148
Horizon Bancorp	2,007	47,666

2	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Banks (continued)
Iberiabank Corp.	4,836	$281,504
Independent Bank Corp./MA	4,043	186,382
Independent Bank Corp./MI	4,221	62,302
International Bancshares Corp.	8,053	201,567
Investors Bancorp, Inc.	51,649	637,349
Kearny Financial Corp.	4,495	51,558
Lakeland Bancorp, Inc.	6,073	67,471
Lakeland Financial Corp.	2,799	126,375
LegacyTexas Financial Group, Inc.	6,540	199,339
Macatawa Bank Corp.	6,531	33,831
MainSource Financial Group, Inc.	3,542	72,115
MB Financial, Inc.	10,080	329,011
Mercantile Bank Corp.	3,191	66,309
Merchants Bancshares, Inc.	1,376	40,454
Meridian Bancorp, Inc.	7,399	101,144
Metro Bancorp, Inc.	2,347	68,978
MidSouth Bancorp, Inc.	2,061	24,114
MidWestOne Financial Group, Inc.	1,520	44,475
MutualFirst Financial, Inc.	1,697	40,134
National Bank Holdings Corp., Class A	5,915	121,435
National Bankshares, Inc.	1,700	52,887
National Penn Bancshares, Inc.	20,919	245,798
NBT Bancorp, Inc.	6,693	180,309
New York Community Bancorp, Inc.	64,836	1,170,938
NewBridge Bancorp	7,293	62,209
Northfield Bancorp, Inc.	7,976	121,315
Northrim BanCorp, Inc.	1,757	50,830
Northwest Bancshares, Inc.	15,090	196,170
Norwood Financial Corp.	859	24,911
OceanFirst Financial Corp.	2,939	50,610
OFG Bancorp	7,031	61,381
Ohio Valley Banc Corp.	1,099	26,651
Old National Bancorp	16,667	232,171
Old Second Bancorp, Inc. (a)	6,505	40,526
Oritani Financial Corp.	6,327	98,828
Orrstown Financial Services, Inc.	2,093	35,288
Pacific Continental Corp.	3,946	52,521
PacWest Bancorp	15,141	648,186
Park National Corp.	1,932	174,305
Park Sterling Corp.	9,934	67,551
Peapack Gladstone Financial Corp.	2,576	54,534
Penns Woods Bancorp, Inc.	1,209	49,472
Peoples Bancorp of North Carolina, Inc.	1,497	26,197
Peoples Bancorp, Inc.	3,210	66,736
Peoples Financial Corp. (a)	1,245	12,201
Pinnacle Financial Partners, Inc.	5,097	251,843
Popular, Inc.	15,112	456,836
Porter Bancorp, Inc. (a)	6,148	8,669
Preferred Bank	2,333	73,723
PrivateBancorp, Inc.	11,605	444,820

Common Stocks	Shares	Value
Banks (continued)
Prosperity Bancshares, Inc.	9,413	$462,272
Provident Financial Holdings, Inc.	2,303	38,644
Provident Financial Services, Inc.	8,649	168,655
Pulaski Financial Corp.	2,837	38,441
Renasant Corp.	5,565	182,810
Republic Bancorp, Inc., Class A	1,667	40,925
Republic First Bancorp, Inc. (a)	9,649	35,894
Riverview Bancorp, Inc.	8,387	39,838
S&T Bancorp, Inc.	5,190	169,298
Sandy Spring Bancorp, Inc.	3,931	102,914
Seacoast Banking Corp. of Florida (a)	4,770	70,024
ServisFirst Bancshares, Inc.	3,175	131,858
Shore Bancshares, Inc.	3,680	35,770
Sierra Bancorp	2,508	40,028
Signature Bank (a)	7,555	1,039,266
Simmons First National Corp., Class A	4,197	201,162
South State Corp.	3,633	279,269
Southside Bancshares, Inc.	3,909	107,693
Southwest Bancorp, Inc.	3,696	60,651
State Bank Financial Corp.	5,894	121,888
Sterling Bancorp	18,367	273,117
Stock Yards Bancorp, Inc.	2,552	92,765
Suffolk Bancorp	2,452	66,989
Summit Financial Group, Inc.	2,289	26,919
Sun Bancorp, Inc. (a)	2,292	43,983
SVB Financial Group (a)	7,613	879,606
Synovus Financial Corp.	19,459	575,986
Talmer Bancorp, Inc., Class A	9,264	154,246
TCF Financial Corp.	24,414	370,116
Territorial Bancorp, Inc.	2,198	57,236
Texas Capital Bancshares, Inc. (a)	6,837	358,396
TFS Financial Corp.	10,626	183,298
Tompkins Financial Corp.	2,027	108,161
TowneBank	7,726	145,635
Trico Bancshares	3,317	81,499
TrustCo Bank Corp. NY	14,741	86,087
Trustmark Corp.	9,709	224,958
UMB Financial Corp.	5,958	302,726
Umpqua Holdings Corp.	31,941	520,638
Union Bankshares Corp.	7,003	168,072
United Bancorp, Inc.	3,115	28,658
United Bankshares, Inc.	9,354	355,358
United Community Banks, Inc.	8,915	182,223
United Community Financial Corp.	11,244	56,220
United Financial Bancorp, Inc.	8,517	111,147
United Security Bancshares (a)	3,933	20,845
Univest Corp. of Pennsylvania	3,005	57,756
Valley National Bancorp	33,096	325,665
Washington Federal, Inc.	13,426	305,441
Washington Trust Bancorp, Inc.	2,472	95,048
Waterstone Financial, Inc.	5,849	78,845
Webster Financial Corp.	13,343	475,411

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	3

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Banks (continued)
WesBanco, Inc.	5,376	$169,075
West BanCorp., Inc.	3,190	59,812
Westamerica BanCorp	3,773	167,672
Western Alliance Bancorp (a)	13,567	416,643
Westfield Financial, Inc.	4,895	37,447
Wilshire Bancorp, Inc.	11,170	117,397
Wintrust Financial Corp.	6,909	369,148
WSFS Financial Corp.	4,170	120,138
Yadkin Financial Corp.	4,397	94,492
Your Community Bankshares, Inc.	633	18,420

		39,245,939
Beverages — 0.1%
Boston Beer Co., Inc., Class A (a)	1,364	287,272
Coca-Cola Bottling Co. Consolidated	720	139,234
Craft Brew Alliance, Inc. (a)	1,760	14,027
National Beverage Corp. (a)	2,173	66,776
Primo Water Corp. (a)	4,659	35,175
Willamette Valley Vineyards, Inc. (a)	2,312	15,560

		558,044
Chemicals — 2.2%
A. Schulman, Inc.	4,402	142,933
Aceto Corp.	4,429	121,576
Albemarle Corp.	16,453	725,577
American Vanguard Corp.	3,882	44,876
Ashland, Inc.	9,809	986,982
Axalta Coating Systems, Ltd. (a)	20,055	508,194
Axiall Corp.	10,170	159,567
Balchem Corp.	4,662	283,310
Cabot Corp.	8,974	283,219
Calgon Carbon Corp.	8,196	127,694
Cambrex Corp. (a)	4,820	191,258
Celanese Corp., Series A	22,395	1,325,112
Chase Corp.	1,295	51,010
Chemours Co.	26,379	170,672
Chemtura Corp. (a)	9,961	285,084
Cytec Industries, Inc.	10,471	773,283
Ferro Corp. (a)	13,135	143,828
FutureFuel Corp.	3,639	35,953
Hawkins, Inc.	1,620	62,370
HB Fuller Co.	7,330	248,780
Huntsman Corp.	29,692	287,715
Innophos Holdings, Inc.	2,922	115,828
Innospec, Inc.	3,555	165,343
Intrepid Potash, Inc. (a)	8,477	46,963
KMG Chemicals, Inc.	1,469	28,337
Koppers Holdings, Inc.	3,035	61,216
Kraton Performance Polymers, Inc. (a)	5,043	90,270
Kronos Worldwide, Inc.	2,763	17,158

Common Stocks	Shares	Value
Chemicals (continued)
LSB Industries, Inc. (a)	2,939	$45,025
Metabolix, Inc. (a)	2,331	3,217
Minerals Technologies, Inc.	5,227	251,732
NewMarket Corp.	1,533	547,281
Olin Corp.	11,041	185,599
OM Group, Inc.	4,485	147,512
OMNOVA Solutions, Inc. (a)	7,759	42,985
Platform Specialty Products Corp. (a)	20,778	262,842
PolyOne Corp.	12,836	376,608
Quaker Chemical Corp.	2,000	154,160
Rayonier Advanced Materials, Inc.	6,271	38,379
Rentech, Inc. (a)	3,065	17,164
RPM International, Inc.	19,488	816,352
Senomyx, Inc. (a)	7,801	34,792
Sensient Technologies Corp.	6,656	408,013
Stepan Co.	2,616	108,852
TOR Minerals International, Inc. (a)	1,000	5,110
Tredegar Corp.	3,711	48,540
Tronox Ltd., Class A	9,237	40,366
Univar, Inc. (a)	5,098	92,529
Valspar Corp.	10,793	775,801
Westlake Chemical Corp.	5,701	295,825
WR Grace & Co. (a)	10,670	992,843
ZAGG, Inc. (a)	5,548	37,671

		13,213,306
Construction & Materials — 2.3%
AAON, Inc.	6,260	121,319
Acuity Brands, Inc.	6,415	1,126,346
Advanced Drainage Systems, Inc.	5,190	150,147
AECOM (a)	22,178	610,117
Aegion Corp. (a)	5,610	92,453
Ameresco, Inc., Class A (a)	3,372	19,827
American DG Energy, Inc. (a)	13,435	4,837
American Woodmark Corp. (a)	2,117	137,330
AO Smith Corp.	11,094	723,218
Apogee Enterprises, Inc.	4,359	194,629
Argan, Inc.	1,952	67,695
Armstrong World Industries, Inc. (a)	6,956	332,079
BlueLinx Holdings, Inc. (a)	22,042	15,429
Blueprint Medicines Corp. (a)	1,496	31,925
Boise Cascade Co. (a)	5,862	147,840
Builders FirstSource, Inc. (a)	9,577	121,436
Chicago Bridge & Iron Co. NV (b)	13,915	551,869
Continental Building Products, Inc. (a)	5,608	115,188
Eagle Materials, Inc.	7,472	511,234
EMCOR Group, Inc.	8,853	391,745
Fortune Brands Home & Security, Inc.	23,444	1,112,887
Generac Holdings, Inc. (a)	10,121	304,541
Gibraltar Industries, Inc. (a)	4,813	88,319

4	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Construction & Materials (continued)
Granite Construction, Inc.	5,591	$165,885
Great Lakes Dredge & Dock Corp. (a)	9,666	48,717
Griffon Corp.	6,030	95,093
Headwaters, Inc. (a)	11,159	209,789
Hill International, Inc. (a)	7,303	23,954
Installed Building Products, Inc. (a)	2,837	71,719
Insteel Industries, Inc.	2,808	45,153
Integrated Electrical Services, Inc. (a)	2,641	20,389
Inteliquent, Inc.	5,344	119,331
KBR, Inc.	21,005	349,943
Layne Christensen Co. (a)	3,913	25,434
LB Foster Co., Class A	1,479	18,162
Lennox International, Inc.	5,907	669,440
Louisiana-Pacific Corp. (a)	21,086	300,265
Masonite International Corp. (a)	4,207	254,860
MasTec, Inc. (a)	9,529	150,844
MDU Resources Group, Inc.	28,550	491,060
Mueller Water Products, Inc., Series A	23,943	183,403
MYR Group, Inc. (a)	3,403	89,159
NCI Building Systems, Inc. (a)	4,543	48,019
Nortek, Inc. (a)	1,510	95,598
Northwest Pipe Co. (a)	2,132	27,844
Omega Flex, Inc.	980	32,732
Orion Marine Group, Inc. (a)	5,034	30,103
Owens Corning	17,160	719,176
Patrick Industries, Inc. (a)	2,393	94,500
PGT, Inc. (a)	7,825	96,091
Ply Gem Holdings, Inc. (a)	3,732	43,664
Primoris Services Corp.	5,751	103,000
Quanex Building Products Corp.	5,075	92,213
Simpson Manufacturing Co., Inc.	6,005	201,107
Sterling Construction Co., Inc. (a)	4,288	17,624
Summit Materials, Inc., Class A (a)	6,193	116,243
Thermon Group Holdings, Inc. (a)	5,345	109,840
TopBuild Corp. (a)	5,711	176,870
TRC Cos., Inc. (a)	4,693	55,518
Trex Co., Inc. (a)	4,811	160,351
Tutor Perini Corp. (a)	5,464	89,937
Universal Forest Products, Inc.	2,945	169,868
US Concrete, Inc. (a)	2,197	104,995
USG Corp. (a)	13,456	358,199
Valmont Industries, Inc.	3,342	317,122
Watsco, Inc.	3,782	448,091
Watts Water Technologies, Inc., Class A	4,067	214,819

		14,228,534
Electricity — 1.5%
ALLETE, Inc.	6,636	335,052
Alliant Energy Corp.	16,563	968,770
Alteva	3,253	14,346

Common Stocks	Shares	Value
Electricity (continued)
Black Hills Corp.	6,351	$262,550
Calpine Corp. (a)	49,082	716,597
Cleco Corp.	8,684	462,336
Covanta Holding Corp.	19,675	343,329
Dynegy, Inc. (a)	17,431	360,299
El Paso Electric Co.	6,084	224,013
Empire District Electric Co.	6,920	152,448
Great Plains Energy, Inc.	22,821	616,623
Hawaiian Electric Industries, Inc.	15,230	436,949
IDACORP, Inc.	7,193	465,459
ITC Holdings Corp.	23,310	777,155
MGE Energy, Inc.	5,145	211,923
NorthWestern Corp.	6,843	368,359
Ormat Technologies, Inc.	5,198	176,888
Portland General Electric Co.	12,830	474,325
Talen Energy Corp. (a)	9,651	97,475
TerraForm Power, Inc., Class A (a)	11,225	159,619
U.S. Geothermal, Inc. (a)	45,850	28,427
UIL Holdings Corp.	8,164	410,404
Unitil Corp.	2,550	94,044
Vivint Solar, Inc. (a)(b)	3,153	33,043
Westar Energy, Inc.	20,853	801,589

		8,992,022
Electronic & Electrical Equipment — 2.7%
Adept Technology, Inc. (a)	3,068	39,761
Allied Motion Technologies, Inc.	1,620	28,787
American Science & Engineering, Inc.	1,261	44,841
Anixter International, Inc. (a)	4,088	236,205
API Technologies Corp. (a)	12,042	26,131
Arrow Electronics, Inc. (a)	13,770	761,206
Avnet, Inc.	19,393	827,693
AVX Corp.	6,239	81,669
AZZ, Inc.	3,802	185,119
Badger Meter, Inc.	2,244	130,287
Bel Fuse, Inc., Class B	2,157	41,932
Belden, Inc.	6,327	295,408
Benchmark Electronics, Inc. (a)	7,614	165,681
Brady Corp., Class A	7,004	137,699
Capstone Turbine Corp. (a)	73,571	25,014
Checkpoint Systems, Inc.	6,943	50,337
Cognex Corp.	12,849	441,620
Coherent, Inc. (a)	3,768	206,110
Control4 Corp. (a)(b)	3,575	29,172
CTS Corp.	5,283	97,788
CyberOptics Corp. (a)	2,661	16,818
Daktronics, Inc.	6,043	52,393
Electro Rent Corp.	3,274	33,984
Electro Scientific Industries, Inc.	5,070	23,525
eMagin Corp. (a)	6,297	15,554
Encore Wire Corp.	3,187	104,119
EnerNOC, Inc. (a)	4,406	34,807
EnerSys, Inc.	6,671	357,432

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	5

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Electronic & Electrical Equipment (continued)
ESCO Technologies, Inc.	3,900	$140,010
Fabrinet (a)	4,815	88,259
FARO Technologies, Inc. (a)	2,690	94,150
FEI Co.	6,054	442,184
General Cable Corp.	7,405	88,119
Greatbatch, Inc. (a)	3,968	223,875
GSI Group, Inc. (a)	5,584	71,084
Houston Wire & Cable Co.	3,110	19,717
Hubbell, Inc., Class B	7,932	673,823
II-VI, Inc. (a)	8,248	132,628
Intevac, Inc. (a)	5,485	25,231
IntriCon Corp. (a)	2,740	22,221
IPG Photonics Corp. (a)	5,438	413,125
Itron, Inc. (a)	5,713	182,302
Jabil Circuit, Inc.	28,341	633,988
Kemet Corp. (a)	8,847	16,278
Keysight Technologies, Inc. (a)	25,105	774,238
Kimball Electronics, Inc. (a)	3,441	41,051
Knowles Corp. (a)(b)	13,186	243,018
Landauer, Inc.	1,662	61,477
LightPath Technologies, Inc., Class A (a)	6,052	8,957
Littelfuse, Inc.	3,291	299,975
LSI Industries, Inc.	4,195	35,406
MA-COM Technology Solutions Holdings, Inc. (a)	2,990	86,680
Maxwell Technologies, Inc. (a)	5,619	30,455
Methode Electronics, Inc.	5,654	180,363
Mettler-Toledo International, Inc. (a)	4,083	1,162,593
MTS Systems Corp.	2,264	136,089
NAPCO Security Technologies, Inc. (a)	7,191	43,506
National Instruments Corp.	15,279	424,603
Newport Corp. (a)	6,137	84,384
NVE Corp.	974	47,278
Orion Energy Systems, Inc. (a)	7,855	14,139
OSI Systems, Inc. (a)	2,791	214,795
Park Electrochemical Corp.	3,206	56,394
Planar Systems, Inc. (a)	4,167	24,169
Plexus Corp. (a)	5,087	196,256
Powell Industries, Inc.	1,398	42,080
Regal-Beloit Corp.	6,585	371,723
Research Frontiers, Inc. (a)	5,552	28,149
Rofin-Sinar Technologies, Inc. (a)	4,390	113,833
Rogers Corp. (a)	2,899	154,169
Rubicon Technology, Inc. (a)	5,299	5,458
Sanmina Corp. (a)	11,767	251,461
Sensata Technologies Holding NV (a)	24,939	1,105,795
SL Industries, Inc. (a)	935	31,790
Trimble Navigation Ltd. (a)	37,938	622,942
TTM Technologies, Inc. (a)	9,582	59,696
Turtle Beach Corp. (a)(b)	6,063	14,733

Common Stocks	Shares	Value
Electronic & Electrical Equipment (continued)
Ultralife Corp. (a)	5,753	$33,885
Universal Display Corp. (a)	6,396	216,824
Veeco Instruments, Inc. (a)	6,043	123,942
Vicor Corp. (a)	3,135	31,977
Vishay Intertechnology, Inc.	19,362	187,618
Vishay Precision Group, Inc. (a)	2,569	29,775
WESCO International, Inc. (a)	6,352	295,177
Zebra Technologies Corp., Class A (a)	7,748	593,109

		16,238,048
Financial Services — 4.2%
Actinium Pharmaceuticals, Inc. (a)(b)	8,447	14,951
Ally Financial, Inc. (a)	64,424	1,312,961
Artisan Partners Asset Management, Inc., Class A	5,804	204,475
Ashford, Inc. (a)	394	24,999
Asta Funding, Inc. (a)	3,856	32,892
Atlanticus Holdings Corp. (a)	251	924
BBCN Bancorp, Inc.	12,023	180,585
BGC Partners, Inc., Class A	26,138	214,854
Blackhawk Network Holdings, Inc. (a)	8,375	355,016
Calamos Asset Management, Inc., Class A	3,789	35,920
Cash America International, Inc.	4,144	115,908
CBOE Holdings, Inc.	12,335	827,432
CIT Group, Inc.	25,399	1,016,722
Cohen & Steers, Inc.	3,036	83,338
Cowen Group, Inc., Class A (a)	17,299	78,883
Credit Acceptance Corp. (a)	1,567	308,495
Diamond Hill Investment Group, Inc.	522	97,113
Eaton Vance Corp.	17,521	585,552
Emergent Capital, Inc. (a)	5,857	31,921
Encore Capital Group, Inc. (a)	3,846	142,302
Enova International, Inc. (a)	4,701	48,044
Essent Group Ltd. (a)	10,209	253,694
EverBank Financial Corp.	11,962	230,867
Evercore Partners, Inc., Class A	5,160	259,238
Ezcorp, Inc., Class A (a)	8,094	49,940
FBR & Co.	1,765	36,041
Federal Agricultural Mortgage Corp., Class C	1,734	44,963
Federated Investors, Inc., Class B	13,995	404,456
Financial Engines, Inc.	7,748	228,334
First Cash Financial Services, Inc. (a)	4,380	175,463
First Marblehead Corp. (a)	1,974	6,791
FNF Group	40,301	1,429,476
FNFV Group (a)	13,277	155,606
FXCM, Inc., Class A	11,552	10,050
GAMCO Investors, Inc., Class A	805	44,195

6	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Financial Services (continued)
Green Dot Corp., Class A (a)	7,212	$126,931
Greenhill & Co., Inc.	4,276	121,738
HealthEquity, Inc. (a)	5,106	150,882
HRG Group, Inc. (a)	18,302	214,682
Interactive Brokers Group, Inc., Class A	8,315	328,193
INTL. FCStone, Inc. (a)	2,537	62,639
Investment Technology Group, Inc.	5,739	76,558
Janus Capital Group, Inc.	21,778	296,181
Jason Industries, Inc. (a)	4,507	19,741
KCG Holdings, Inc., Class A (a)	8,227	90,250
Ladder Capital Corp.	7,331	104,980
Ladenburg Thalmann Financial Services, Inc. (a)	20,288	42,808
Lazard Ltd., Class A	18,928	819,582
LendingClub Corp. (a)	31,122	411,744
LendingTree, Inc. (a)	1,072	99,728
Liberty Broadband Corp., Class A (a)	3,689	189,762
Liberty Broadband Corp., Class C (a)	9,748	498,805
Liberty TripAdvisor Holdings, Inc., Series A (a)	10,151	225,048
LPL Financial Holdings, Inc.	12,122	482,092
MarketAxess Holdings, Inc.	5,541	514,648
Marlin Business Services Corp.	1,640	25,240
MGIC Investment Corp. (a)	50,456	467,223
Moelis & Co., Class A	3,091	81,170
MoneyGram International, Inc. (a)	5,436	43,597
MSCI, Inc.	14,575	866,629
Nelnet, Inc., Class A	2,846	98,500
NewStar Financial, Inc. (a)	4,431	36,334
NMI Holdings, Inc., Class A (a)	7,757	58,953
NorthStar Asset Management Group, Inc.	29,889	429,206
NRG Yield, Inc., Class A	5,864	65,384
NRG Yield, Inc., Class C	9,117	105,848
Ocwen Financial Corp. (a)	16,212	108,783
Oppenheimer Holdings, Inc., Class A	1,705	34,117
PICO Holdings, Inc. (a)	4,035	39,059
Piper Jaffray Cos. (a)	2,366	85,578
PRA Group, Inc. (a)	7,260	384,199
Pzena Investment Management, Inc., Class A	3,173	28,240
Radian Group, Inc.	30,769	489,535
Raymond James Financial, Inc.	18,721	929,123
RCS Capital Corp., Class A (a)	7,642	6,190
Resource America, Inc., Class A	4,370	29,061
Safeguard Scientifics, Inc. (a)	4,085	63,481
Santander Consumer USA Holdings, Inc. (a)	15,868	324,025
SEI Investments Co.	20,453	986,448
SLM Corp. (a)	63,092	466,881

Common Stocks	Shares	Value
Financial Services (continued)
Springleaf Holdings, Inc. (a)	6,952	$303,941
Stewart Information Services Corp.	3,587	146,744
Stifel Financial Corp. (a)	10,297	433,504
Synchrony Financial (a)	18,309	573,072
Synergy Resources Corp. (a)	15,348	150,410
TD Ameritrade Holding Corp.	39,622	1,261,564
TESARO, Inc. (a)	4,426	177,483
U.S. Global Investors, Inc., Class A	4,302	7,442
Virtus Investment Partners, Inc.	1,102	110,751
Voya Financial, Inc.	33,542	1,300,423
Waddell & Reed Financial, Inc., Class A	12,521	435,355
Walker & Dunlop, Inc. (a)	4,301	112,170
Westwood Holdings Group, Inc.	1,466	79,677
WisdomTree Investments, Inc.	17,278	278,694
World Acceptance Corp. (a)(b)	1,335	35,831
Xoom Corp. (a)	5,140	127,883

		25,707,141
Fixed Line Telecommunications — 0.2%
8x8, Inc. (a)	14,330	118,509
Cincinnati Bell, Inc. (a)	34,307	107,038
Consolidated Communications Holdings, Inc.	7,761	149,554
EarthLink Holdings Corp.	16,238	126,332
Fairpoint Communications, Inc. (a)	3,773	58,142
General Communication, Inc., Class A (a)	4,977	85,903
Hawaiian Telcom Holdco, Inc. (a)	2,127	44,199
IDT Corp., Class B	2,972	42,500
inContact, Inc. (a)	10,267	77,105
Lumos Networks Corp.	4,097	49,819
Straight Path Communications, Inc., Class B (a)(b)	1,752	70,798
Vonage Holdings Corp. (a)	27,920	164,170
Windstream Holdings, Inc. (b)	15,457	94,906
Zayo Group Holdings, Inc. (a)	6,452	163,623

		1,352,598
Food & Drug Retailers — 0.7%
Casey’s General Stores, Inc.	5,670	583,557
Chefs’ Warehouse, Inc. (a)	3,358	47,549
Core-Mark Holding Co., Inc.	3,394	222,137
Diplomat Pharmacy, Inc. (a)	5,266	151,292
Fresh Market, Inc. (a)	6,722	151,850
GNC Holdings, Inc., Class A	12,577	508,362
Ingles Markets, Inc., Class A	1,941	92,838
Natural Health Trends Corp.	1,354	44,249
PetMed Express, Inc.	3,455	55,626
Rite Aid Corp. (a)	149,246	905,923
Smart & Final Stores, Inc. (a)	4,080	64,097
SpartanNash Co.	5,521	142,718
Sprouts Farmers Market, Inc. (a)	21,616	456,098

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	7

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Food & Drug Retailers (continued)
Supervalu, Inc. (a)	38,696	$277,837
United Natural Foods, Inc. (a)	7,385	358,246
Vitamin Shoppe, Inc. (a)	4,485	146,390
Weis Markets, Inc.	1,733	72,353

		4,281,122
Food Producers — 1.8%
Alico, Inc.	610	24,760
Andersons, Inc.	3,787	128,985
B&G Foods, Inc.	8,676	316,240
Blue Buffalo Pet Products, Inc. (a)	4,931	88,314
Boulder Brands, Inc. (a)	10,013	82,006
Bunge Ltd.	20,791	1,523,980
Cal-Maine Foods, Inc.	4,515	246,564
Calavo Growers, Inc.	2,423	108,163
Darling International, Inc. (a)	24,480	275,155
Dean Foods Co.	13,709	226,473
Diamond Foods, Inc. (a)	4,042	124,736
Farmer Bros Co. (a)	1,378	37,551
Flowers Foods, Inc.	27,347	676,565
Fresh Del Monte Produce, Inc.	4,680	184,907
Golden Enterprises, Inc.	277	1,125
Griffin Industrial Realty, Inc.	1,073	26,535
Hain Celestial Group, Inc. (a)	15,237	786,229
Herbalife Ltd. (a)	9,513	518,459
HQ Sustainable Maritime Industries, Inc. (a)(b)	4,100	—
Ingredion, Inc.	10,465	913,699
J&J Snack Foods Corp.	2,190	248,915
John B Sanfilippo & Son, Inc.	1,422	72,892
Lancaster Colony Corp.	2,801	273,041
Lifevantage Corp. (a)	24,439	20,040
Lifeway Foods, Inc. (a)	1,804	18,906
Limoneira Co.	2,404	40,219
Mannatech, Inc. (a)	644	12,210
Medifast, Inc. (a)	1,806	48,509
MGP Ingredients, Inc.	2,244	35,926
Nutraceutical International Corp. (a)	1,950	46,040
Nutrisystem, Inc.	4,434	117,590
Omega Protein Corp. (a)	3,642	61,805
Phibro Animal Health Corp., Class A	2,839	89,798
Pilgrim’s Pride Corp.	9,693	201,421
Pinnacle Foods, Inc.	16,234	679,880
Post Holdings, Inc. (a)	8,999	531,841
Reliv International, Inc. (a)	414	298
Rocky Mountain Chocolate Factory, Inc.	2,724	30,645
Sanderson Farms, Inc.	2,865	196,453
Seaboard Corp. (a)	38	117,002
Seneca Foods Corp., Class A (a)	1,343	35,388
Snyders-Lance, Inc.	7,570	255,336
Tootsie Roll Industries, Inc.	2,621	82,011

Common Stocks	Shares	Value
Food Producers (continued)
TreeHouse Foods, Inc. (a)	6,353	$494,200
USANA Health Sciences, Inc. (a)	877	117,544
WhiteWave Foods Co. (a)	26,002	1,043,980

		11,162,336
Forestry & Paper — 0.2%
Clearwater Paper Corp. (a)	2,873	135,720
Deltic Timber Corp.	1,749	104,608
Domtar Corp.	8,775	313,706
KapStone Paper and Packaging Corp.	12,527	206,821
Mercer International, Inc.	6,229	62,477
Neenah Paper, Inc.	2,503	145,875
PH Glatfelter Co.	6,319	108,813
Resolute Forest Products (a)	13,685	113,722
Veritiv Corp. (a)	1,388	51,689
Wausau Paper Corp.	6,899	44,154

		1,287,585
Gas, Water & Multi-Utilities — 1.6%
American States Water Co.	5,470	226,458
American Water Works Co., Inc.	25,940	1,428,775
Aqua America, Inc.	25,659	679,194
Artesian Resources Corp., Class A	2,304	55,619
Atmos Energy Corp.	14,607	849,835
Avista Corp.	8,902	295,991
Cadiz, Inc. (a)(b)	4,485	32,561
California Water Service Group	7,033	155,570
Chesapeake Utilities Corp.	2,272	120,598
Connecticut Water Service, Inc.	2,151	78,555
Delta Natural Gas Co., Inc.	2,312	47,304
Gas Natural, Inc.	4,001	35,769
Genie Energy Ltd. (a)	3,673	30,229
Laclede Group, Inc.	6,248	340,703
Middlesex Water Co.	2,966	70,709
National Fuel Gas Co.	12,399	619,702
New Jersey Resources Corp.	12,121	363,994
Northwest Natural Gas Co.	3,904	178,959
ONE Gas, Inc.	7,517	340,746
Piedmont Natural Gas Co., Inc.	11,062	443,254
PNM Resources, Inc.	11,554	324,090
Questar Corp.	25,879	502,311
RGC Resources, Inc.	2,449	50,498
SJW Corp.	2,621	80,596
South Jersey Industries, Inc.	9,779	246,920
Southwest Gas Corp.	6,553	382,171
UGI Corp.	25,153	875,827
Vectren Corp.	12,237	514,076
WGL Holdings, Inc.	7,076	408,073

		9,779,087
General Industrials — 1.2%
Actuant Corp., Class A	8,768	161,244
AEP Industries, Inc. (a)	774	44,373

8	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
General Industrials (continued)
Aptargroup, Inc.	9,201	$606,898
Bemis Co., Inc.	14,201	561,934
Berry Plastics Group, Inc. (a)	17,837	536,359
Carlisle Cos., Inc.	9,534	833,081
Crown Holdings, Inc. (a)	20,653	944,875
Graphic Packaging Holding Co.	48,500	620,315
Greif, Inc., Class A	4,640	148,062
Harsco Corp.	11,862	107,588
Landec Corp. (a)	4,881	56,961
Multi-Color Corp.	2,155	164,836
Myers Industries, Inc.	3,762	50,411
Otter Tail Corp.	5,434	141,610
Packaging Corp. of America	14,307	860,709
Raven Industries, Inc.	5,522	93,598
Rexnord Corp. (a)	14,887	252,781
Silgan Holdings, Inc.	6,041	314,374
Sonoco Products Co.	14,653	553,004
TriMas Corp. (a)	6,652	108,760
UFP Technologies, Inc. (a)	1,471	33,612

		7,195,385
General Retailers — 4.7%
1-800-Flowers.com, Inc., Class A (a)	4,286	39,003
Aaron’s, Inc.	9,518	343,695
Abercrombie & Fitch Co., Class A	10,149	215,057
Aeéropostale, Inc. (a)(b)	13,619	8,444
AMERCO, Inc.	897	352,943
America’s Car-Mart, Inc. (a)	1,386	45,863
American Eagle Outfitters, Inc.	26,091	407,802
American Public Education, Inc. (a)	2,731	64,042
Antero Resources Corp. (a)(b)	11,613	245,731
Apollo Education Group, Inc. (a)	14,581	161,266
Asbury Automotive Group, Inc. (a)	3,942	319,893
Ascena Retail Group, Inc. (a)	25,130	349,558
Autobytel, Inc. (a)	2,014	33,775
Barnes & Noble Education, Inc. (a)	6,163	78,332
Barnes & Noble, Inc.	8,898	107,755
Beacon Roofing Supply, Inc. (a)	7,353	238,899
Big 5 Sporting Goods Corp.	2,684	27,860
Big Lots, Inc.	7,533	360,981
Blue Nile, Inc. (a)	1,962	65,805
Bon-Ton Stores, Inc. (b)	2,228	6,996
Bridgepoint Education, Inc. (a)	2,758	21,016
Bright Horizons Family Solutions, Inc. (a)	5,172	332,249
Buckle, Inc.	4,211	155,681
Build-A-Bear Workshop, Inc. (a)	2,727	51,513
Burlington Stores, Inc. (a)	11,257	574,557
Cabela’s, Inc. (a)	7,460	340,176
Caleres, Inc.	6,500	198,445
Cambium Learning Group, Inc. (a)	4,720	22,514
Capella Education Co.	1,708	84,580

Common Stocks	Shares	Value
General Retailers (continued)
Career Education Corp. (a)	10,687	$40,183
Carriage Services, Inc.	3,000	64,770
Cato Corp., Class A	3,894	132,513
CDK Global, Inc.	23,728	1,133,724
Chegg, Inc. (a)	8,886	64,068
Chemed Corp.	2,443	326,067
Chico’s FAS, Inc.	20,490	322,308
Children’s Place Retail Stores, Inc.	3,046	175,663
Christopher & Banks Corp. (a)	6,159	6,836
Citi Trends, Inc.	2,593	60,624
Clean Energy Fuels Corp. (a)(b)	11,329	50,981
Collectors Universe, Inc.	1,741	26,254
Conn’s, Inc. (a)(b)	3,781	90,895
Container Store Group, Inc. (a)(b)	2,847	40,086
Copart, Inc. (a)	16,297	536,171
CST Brands, Inc.	11,043	371,707
Destination Maternity Corp.	2,770	25,539
Destination XL Group, Inc. (a)	8,559	49,728
Dick’s Sporting Goods, Inc.	13,712	680,252
Dillard’s, Inc., Class A	3,699	323,256
DSW, Inc., Class A	10,606	268,438
EVINE Live, Inc. (a)	7,906	20,714
Express, Inc. (a)	11,059	197,624
Finish Line, Inc., Class A	6,734	129,966
Five Below, Inc. (a)	8,238	276,632
Foot Locker, Inc.	20,456	1,472,218
Francesca’s Holdings Corp. (a)	6,825	83,470
Fred’s, Inc., Class A	5,369	63,623
FTD Cos., Inc. (a)	3,190	95,062
Gaiam, Inc., Class A (a)	3,595	22,109
Genesco, Inc. (a)	3,579	204,254
Grand Canyon Education, Inc. (a)	7,107	269,995
Group 1 Automotive, Inc.	3,316	282,357
GrubHub, Inc. (a)	11,684	284,389
Guess?, Inc.	9,596	204,971
Haverty Furniture Cos., Inc.	3,228	75,793
Hibbett Sports, Inc. (a)	3,771	132,023
Hillenbrand, Inc.	9,114	237,055
Houghton Mifflin Harcourt Co. (a)	16,811	341,431
HSN, Inc.	4,658	266,624
ITT Corp.	13,012	434,991
ITT Educational Services, Inc. (a)(b)	4,668	16,011
JC Penney Co., Inc. (a)	45,165	419,583
K12, Inc. (a)	4,637	57,684
KAR Auction Services, Inc.	20,817	739,003
Kirkland’s, Inc.	2,707	58,309
Lands’ End, Inc. (a)(b)	2,707	73,116
Liquidity Services, Inc. (a)	4,477	33,085
Lithia Motors, Inc., Class A	3,487	376,980
Lumber Liquidators Holdings, Inc. (a)(b)	4,057	53,309
MarineMax, Inc. (a)	4,129	58,343

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	9

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
General Retailers (continued)
Matthews International Corp., Class A	4,866	$238,288
Mattress Firm Holding Corp. (a)	3,155	131,753
Men’s Wearhouse, Inc.	7,130	303,168
Michaels Cos., Inc. (a)	11,423	263,871
Monro Muffler Brake, Inc.	4,709	318,093
Murphy USA, Inc. (a)	5,915	325,029
Office Depot, Inc. (a)	73,147	469,604
Outerwall, Inc.	2,756	156,899
Overstock.com, Inc. (a)	2,766	47,465
PCM, Inc. (a)	1,516	13,705
Penske Automotive Group, Inc.	6,182	299,456
Pep Boys-Manny Moe & Jack (a)	7,918	96,520
Perfumania Holdings, Inc. (a)	1,362	5,761
Pier 1 Imports, Inc.	12,905	89,044
Pricesmart, Inc.	2,929	226,529
Providence Service Corp. (a)	2,023	88,162
RealNetworks, Inc. (a)	6,577	26,900
Regis Corp. (a)	6,392	83,735
Rent-A-Center, Inc.	7,864	190,702
Restoration Hardware Holdings, Inc. (a)	5,536	516,564
Rollins, Inc.	13,847	372,069
Rush Enterprises, Inc., Class A (a)	5,240	126,808
Sally Beauty Holdings, Inc. (a)	23,353	554,634
Sears Holdings Corp. (a)(b)	7,621	172,235
Service Corp. International	29,146	789,857
ServiceMaster Global Holdings, Inc. (a)	15,314	513,785
Shoe Carnival, Inc.	2,381	56,668
Shutterfly, Inc. (a)	5,540	198,055
SolarCity Corp. (a)(b)	8,832	377,215
Sonic Automotive, Inc., Class A	4,835	98,731
Sotheby’s	9,021	288,492
SP Plus Corp. (a)	2,950	68,293
Speed Commerce, Inc. (a)	21,832	4,235
Stage Stores, Inc.	4,672	45,972
Stamps.com, Inc. (a)	2,321	171,777
Stein Mart, Inc.	4,383	42,427
Strayer Education, Inc. (a)	1,653	90,865
Tile Shop Holdings, Inc. (a)	4,824	57,792
Titan Machinery, Inc. (a)	2,671	30,663
TrueCar, Inc. (a)(b)	9,486	49,422
Tuesday Morning Corp. (a)	6,404	34,646
Ulta Salon Cosmetics & Fragrance, Inc. (a)	9,480	1,548,558
VCA, Inc. (a)	11,975	630,484
Weight Watchers International, Inc. (a)	4,279	27,300
West Marine, Inc. (a)	3,086	27,095
Williams-Sonoma, Inc.	12,351	942,999
Winmark Corp.	437	44,976

Common Stocks	Shares	Value
General Retailers (continued)
Zumiez, Inc. (a)	3,388	$52,954

		28,335,473
Health Care Equipment & Services — 5.4%
Abaxis, Inc.	3,253	143,099
ABIOMED, Inc. (a)	5,769	535,132
Acadia Healthcare Co., Inc. (a)	8,157	540,564
Accuray, Inc. (a)	12,884	64,356
AdCare Health Systems, Inc.	7,324	24,316
Addus HomeCare Corp. (a)	1,286	40,059
Adeptus Health, Inc., Class A (a)	1,128	91,097
Air Methods Corp. (a)	5,272	179,722
Alere, Inc. (a)	12,711	612,035
Align Technology, Inc. (a)	10,895	618,400
Alliance HealthCare Services, Inc. (a)	2,209	21,560
Almost Family, Inc. (a)	1,371	54,909
Alphatec Holdings, Inc. (a)	22,800	7,524
Amedisys, Inc. (a)	4,240	160,993
American Caresource Holdings, Inc. (a)	2,753	3,414
Amsurg Corp. (a)	7,119	553,217
Analogic Corp.	1,873	153,661
AngioDynamics, Inc. (a)	4,708	62,099
Anika Therapeutics, Inc. (a)	2,272	72,318
Antares Pharma, Inc. (a)	26,095	44,362
AtriCure, Inc. (a)	4,498	98,551
Atrion Corp.	253	94,865
Bio-Rad Laboratories, Inc., Class A (a)	3,109	417,570
Biolase, Inc. (a)	11,125	10,013
BioScrip, Inc. (a)	10,652	19,919
BioTelemetry, Inc. (a)	4,630	56,671
Bovie Medical Corp. (a)	7,643	15,133
Brookdale Senior Living, Inc. (a)	27,192	624,328
Bruker Corp. (a)	16,447	270,224
Cantel Medical Corp.	5,470	310,149
Capital Senior Living Corp. (a)	4,670	93,633
Cardica, Inc. (a)	35,620	10,259
Cardiovascular Systems, Inc. (a)	4,419	69,997
Centene Corp. (a)	17,537	951,032
Cepheid, Inc. (a)	10,748	485,810
Cogentix Medical, Inc. (a)(b)	13,771	17,076
CollabRx, Inc. (a)	7,828	5,401
Community Health Systems, Inc. (a)	17,321	740,819
CONMED Corp.	3,885	185,470
Cooper Cos., Inc.	7,195	1,071,048
Corvel Corp. (a)	1,959	63,276
CryoLife, Inc.	4,639	45,137
Cutera, Inc. (a)	3,451	45,139
Cyberonics, Inc. (a)	3,965	240,993
Cynosure, Inc., Class A (a)	3,689	110,818
DexCom, Inc. (a)	11,916	1,023,108

10	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Health Care Equipment & Services (continued)
Endologix, Inc. (a)	11,018	$135,081
Ensign Group, Inc.	3,446	146,903
Envision Healthcare Holdings, Inc. (a)	27,381	1,007,347
Escalon Medical Corp. (a)	1,399	1,525
Exactech, Inc. (a)	2,338	40,751
Five Star Quality Care, Inc. (a)	7,271	22,467
Fluidigm Corp. (a)	4,592	37,241
FONAR Corp. (a)	1,754	23,521
Genesis Healthcare, Inc. (a)	5,313	32,569
GenMark Diagnostics, Inc. (a)	7,790	61,307
Globus Medical, Inc., Class A (a)	10,458	216,062
Haemonetics Corp. (a)	7,760	250,803
Halyard Health, Inc. (a)	6,988	198,739
Hanger, Inc. (a)	5,635	76,861
Harvard Apparatus Regenerative Technology, Inc. (a)	3,656	3,104
Health Net, Inc. (a)	11,344	683,136
Healthcare Services Group, Inc.	10,637	358,467
HealthSouth Corp.	13,450	516,076
HealthStream, Inc. (a)	3,976	86,717
Healthways, Inc. (a)	5,011	55,722
HeartWare International, Inc. (a)	2,769	144,846
Hill-Rom Holdings, Inc.	8,276	430,269
HMS Holdings Corp. (a)	13,081	114,720
Hologic, Inc. (a)	36,249	1,418,423
Hooper Holmes, Inc. (a)	9,589	1,084
ICU Medical, Inc. (a)	2,177	238,381
IDEXX Laboratories, Inc. (a)	13,658	1,014,106
Inogen, Inc. (a)	2,088	101,372
Insulet Corp. (a)	8,659	224,355
Integra LifeSciences Holdings Corp. (a)	4,336	258,209
Invacare Corp.	4,891	70,773
IPC The Hospitalist Co., Inc. (a)	2,615	203,159
Juno Therapeutics, Inc. (a)(b)	9,484	385,904
Kindred Healthcare, Inc.	12,162	191,551
LDR Holding Corp. (a)	3,794	131,007
LHC Group, Inc. (a)	2,077	92,987
LifePoint Hospitals, Inc. (a)	6,433	456,100
Magellan Health Services, Inc. (a)	3,939	218,339
Masimo Corp. (a)	6,979	269,110
MEDNAX, Inc. (a)	13,824	1,061,545
Meridian Bioscience, Inc.	6,734	115,151
Merit Medical Systems, Inc. (a)	7,010	167,609
Molina Healthcare, Inc. (a)	5,992	412,549
Nanosphere, Inc. (a)	2,462	4,013
National Healthcare Corp.	1,480	90,117
Natus Medical, Inc. (a)	5,169	203,917
Navidea Biopharmaceuticals, Inc. (a)(b)	26,298	59,959
Neogen Corp. (a)	5,645	253,969
NeoGenomics, Inc. (a)	9,277	53,157
Nevro Corp. (a)	2,155	99,970

Common Stocks	Shares	Value
Health Care Equipment & Services (continued)
NuVasive, Inc. (a)	7,400	$356,828
NxStage Medical, Inc. (a)	9,415	148,475
Omnicell, Inc. (a)	5,518	171,610
OraSure Technologies, Inc. (a)	9,831	43,650
Orthofix International NV (a)	3,072	103,680
Owens & Minor, Inc.	9,148	292,187
PAREXEL International Corp. (a)	8,169	505,824
Perseon Corp. (a)	1,034	321
PharMerica Corp. (a)	4,613	131,332
Psychemedics Corp.	2,424	24,410
Quidel Corp. (a)	4,975	93,928
RadNet, Inc. (a)	5,911	32,806
ResMed, Inc.	20,655	1,052,579
Retractable Technologies, Inc. (a)	4,605	16,670
Rockwell Medical, Inc. (a)(b)	7,565	58,326
RTI Surgical, Inc. (a)	10,112	57,436
SeaSpine Holdings Corp. (a)	1,779	28,820
Select Medical Holdings Corp.	15,096	162,886
Sirona Dental Systems, Inc. (a)	8,309	775,562
Spark Therapeutics, Inc. (a)	1,974	82,375
Spectranetics Corp. (a)	6,991	82,424
Staar Surgical Co. (a)	5,027	39,010
STERIS Corp.	8,755	568,812
Surgical Care Affiliates, Inc. (a)	3,963	129,550
SurModics, Inc. (a)	2,327	50,822
Symmetry Surgical, Inc. (a)	2,920	25,988
T2 Biosystems, Inc. (a)	2,209	19,351
Team Health Holdings, Inc. (a)	10,634	574,555
Teleflex, Inc.	6,131	761,532
Thoratec Corp. (a)	8,147	515,379
Triple-S Management Corp., Class B (a)	3,526	62,798
U.S. Physical Therapy, Inc.	1,955	87,760
Unilife Corp. (a)(b)	24,137	23,652
Universal American Corp. (a)	8,418	57,579
Utah Medical Products, Inc.	860	46,328
Vascular Solutions, Inc. (a)	3,038	98,462
VWR Corp. (a)	6,184	158,867
WellCare Health Plans, Inc. (a)	6,434	554,482
West Pharmaceutical Services, Inc.	10,534	570,100
Wright Medical Group NV (a)	5,788	118,017
Wright Medical Group, Inc. (a)	8,231	173,016
Zafgen, Inc. (a)	2,989	95,499
Zeltiq Aesthetics, Inc. (a)	5,066	162,264

		32,616,278
Household Goods & Home Construction — 2.0%
ACCO Brands Corp. (a)	16,442	116,245
Bassett Furniture Industries, Inc.	1,739	48,431
Beazer Homes USA, Inc. (a)	4,476	59,665
Blount International, Inc. (a)	7,808	43,491
Briggs & Stratton Corp.	6,373	123,063
Cavco Industries, Inc. (a)	1,393	94,849

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	11

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Household Goods & Home Construction (continued)
Central Garden and Pet Co., Class A (a)	6,265	$100,929
Church & Dwight Co., Inc.	19,134	1,605,343
Compx International, Inc.	1,034	11,364
Comstock Holdings Cos., Inc. (a)	1,729	6,121
Dixie Group, Inc. (a)	2,900	24,244
Edgewell Personal Care Co.	9,066	739,786
Energizer Holdings, Inc.	9,214	356,674
Ethan Allen Interiors, Inc.	3,943	104,135
Flexsteel Industries, Inc.	965	30,156
Forward Industries, Inc. (a)	2,823	3,811
Herman Miller, Inc.	8,604	248,139
HNI Corp.	6,427	275,718
Hooker Furniture Corp.	1,876	44,161
Hovnanian Enterprises, Inc., Class A (a)	21,351	37,791
Interface, Inc.	9,610	215,648
iRobot Corp. (a)	4,579	133,432
Jarden Corp. (a)	29,134	1,424,070
KB Home	13,093	177,410
Knoll, Inc.	7,374	162,081
La-Z-Boy, Inc.	7,437	197,527
Libbey, Inc.	3,627	118,276
Lifetime Brands, Inc.	2,050	28,659
M/I Homes, Inc. (a)	4,013	94,627
MDC Holdings, Inc.	5,655	148,048
Meritage Homes Corp. (a)	5,485	200,312
National Presto Industries, Inc.	790	66,565
NVR, Inc. (a)	564	860,224
Oil-Dri Corp. of America	1,129	25,854
Ryland Group, Inc.	6,940	283,360
Scotts Miracle-Gro Co., Class A	6,695	407,190
Select Comfort Corp. (a)	7,812	170,927
Spectrum Brands Holdings, Inc.	4,044	370,066
Standard Pacific Corp. (a)	21,633	173,064
Steelcase, Inc., Class A	12,921	237,876
Taylor Morrison Home Corp., Class A (a)	5,375	100,298
Tempur Sealy International, Inc. (a)	9,200	657,156
Toll Brothers, Inc. (a)	23,843	816,384
TRI Pointe Homes, Inc. (a)	22,019	288,229
Tupperware Brands Corp.	7,258	359,198
Virco Manufacturing Corp. (a)	5,315	15,945
Wayfair, Inc., Class A (a)(b)	3,640	127,618
WD-40 Co.	2,030	180,812
William Lyon Homes, Class A (a)	3,017	62,150

		12,177,122
Industrial Engineering — 2.4%
Accuride Corp. (a)	6,798	18,830
AGCO Corp.	10,869	506,821
Alamo Group, Inc.	1,409	65,871
Albany International Corp., Class A	4,299	122,994

Common Stocks	Shares	Value
Industrial Engineering (continued)
Altra Industrial Motion Corp.	4,066	$94,006
American Railcar Industries, Inc.	1,354	48,961
Astec Industries, Inc.	2,723	91,248
Babcock & Wilcox Enterprises, Inc. (a)	8,137	136,702
Broadwind Energy, Inc. (a)	4,880	10,102
Ceco Environmental Corp.	5,119	41,925
Chicago Rivet & Machine Co.	494	12,350
CIRCOR International, Inc.	2,547	102,186
CLARCOR, Inc.	7,204	343,487
Colfax Corp. (a)	14,850	444,163
Columbus McKinnon Corp.	2,933	53,263
Commercial Vehicle Group, Inc. (a)	5,294	21,335
Crane Co.	7,274	339,041
Donaldson Co., Inc.	18,390	516,391
Douglas Dynamics, Inc.	3,445	68,418
Dynamic Materials Corp.	2,800	26,712
Energy Recovery, Inc. (a)	7,157	15,316
EnPro Industries, Inc.	3,380	132,395
Federal Signal Corp.	9,098	124,734
Franklin Electric Co., Inc.	5,895	160,521
FreightCar America, Inc.	1,751	30,047
GATX Corp.	6,015	265,562
Gorman-Rupp Co.	2,838	68,027
Graco, Inc.	8,534	572,034
Graham Corp.	1,902	33,570
Greenbrier Cos., Inc. (b)	3,912	125,614
H&E Equipment Services, Inc.	4,783	79,972
Horizon Global Corp. (a)	3,297	29,079
Hurco Cos., Inc.	1,373	36,027
Hyster-Yale Materials Handling, Inc.	1,367	79,054
IDEX Corp.	11,299	805,619
Inovalon Holdings, Inc. (a)	4,101	85,424
John Bean Technologies Corp.	4,433	169,562
Kadant, Inc.	1,829	71,349
Kennametal, Inc.	11,461	285,264
Key Technology, Inc. (a)	998	12,036
Kimball International, Inc., Class B	5,240	49,570
Lincoln Electric Holdings, Inc.	9,990	523,776
Lindsay Corp. (b)	1,728	117,141
Lydall, Inc. (a)	2,799	79,743
Manitex International, Inc. (a)(b)	2,717	15,270
Manitowoc Co., Inc.	19,950	299,250
Materion Corp.	3,097	92,972
Meritor, Inc. (a)	14,359	152,636
MFRI, Inc. (a)	1,937	9,917
Middleby Corp. (a)	8,483	892,327
Miller Industries, Inc.	2,019	39,451
MSA Safety, Inc.	4,681	187,100
Mueller Industries, Inc.	8,443	249,744
NACCO Industries, Inc., Class A	799	37,992
Navistar International Corp. (a)	9,906	126,004
NN, Inc.	4,181	77,348

12	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Industrial Engineering (continued)
Nordson Corp.	8,370	$526,808
Oshkosh Corp.	11,275	409,621
Paylocity Holding Corp. (a)	2,829	84,842
Proto Labs, Inc. (a)	3,660	245,220
Spartan Motors, Inc.	7,892	32,594
SPX Corp.	5,860	69,851
SPX FLOW, Inc. (a)	5,860	201,760
Standex International Corp.	1,909	143,843
Sun Hydraulics Corp.	3,863	106,117
Tennant Co.	2,625	147,472
Terex Corp.	15,613	280,097
Timken Co.	10,365	284,934
TimkenSteel Corp.	5,808	58,777
Toro Co.	8,102	571,515
Trinity Industries, Inc.	22,496	509,984
Twin Disc, Inc.	1,831	22,723
Wabash National Corp. (a)	10,252	108,569
Wabtec Corp.	14,151	1,245,996
Woodward, Inc.	8,226	334,798

		14,581,774
Industrial Metals & Mining — 0.5%
AK Steel Holding Corp. (a)	28,196	67,952
Allegheny Technologies, Inc.	15,897	225,420
Ampco-Pittsburgh Corp.	1,955	21,329
Carpenter Technology Corp.	7,397	220,209
Century Aluminum Co. (a)	7,937	36,510
Cliffs Natural Resources, Inc. (b)	20,973	51,174
Commercial Metals Co.	16,716	226,502
Friedman Industries, Inc.	2,787	16,722
Globe Specialty Metals, Inc.	9,757	118,352
Handy & Harman Ltd. (a)	780	18,704
Haynes International, Inc.	2,039	77,156
Horsehead Holding Corp. (a)	9,649	29,333
Kaiser Aluminum Corp.	2,591	207,928
McEwen Mining, Inc. (b)	43,669	38,197
Noranda Aluminum Holding Corp.	3,108	5,097
Olympic Steel, Inc.	1,597	15,890
Reliance Steel & Aluminum Co.	10,768	581,580
Steel Dynamics, Inc.	35,590	611,436
Synalloy Corp.	2,147	19,667
United States Steel Corp. (b)	21,089	219,747
Universal Stainless & Alloy Products, Inc. (a)	1,302	13,775
Uranium Energy Corp. (a)(b)	19,733	19,733
Worthington Industries, Inc.	6,908	182,924

		3,025,337
Industrial Transportation — 1.2%
Air Lease Corp.	14,293	441,940
Air Transport Services Group, Inc. (a)	8,433	72,102
Aircastle Ltd.	9,055	186,624
ArcBest Corp.	3,519	90,685

Common Stocks	Shares	Value
Industrial Transportation (continued)
Atlas Air Worldwide Holdings, Inc. (a)	3,769	$130,257
CAI International, Inc. (a)	2,930	29,534
Celadon Group, Inc.	4,175	66,884
Con-way, Inc.	8,179	388,094
Covenant Transportation Group, Inc., Class A (a)	2,275	40,882
Echo Global Logistics, Inc. (a)	4,008	78,557
Forward Air Corp.	4,502	186,788
FRP Holdings, Inc. (a)	1,209	36,439
Genco Shipping & Trading Ltd. (a)	1,779	6,956
Genesee & Wyoming, Inc., Class A (a)	7,754	458,106
Heartland Express, Inc.	9,094	181,334
Hub Group, Inc., Class A (a)	5,287	192,500
Kirby Corp. (a)	8,071	499,998
Knight Transportation, Inc.	8,854	212,496
Landstar System, Inc.	6,252	396,814
Macquarie Infrastructure Corp.	10,882	812,450
Marten Transport Ltd.	3,567	57,678
Matson, Inc.	6,151	236,752
Old Dominion Freight Line, Inc. (a)	10,247	625,067
PAM Transportation Services, Inc. (a)	659	21,780
Patriot Transportation Holding, Inc. (a)	627	15,079
PHH Corp. (a)	7,484	105,674
Rand Logistics, Inc. (a)	5,032	10,768
Roadrunner Transportation Systems, Inc. (a)	4,706	86,590
Saia, Inc. (a)	3,715	114,979
Swift Transportation Co. (a)	13,364	200,727
TAL International Group, Inc. (a)	4,790	65,479
Teekay Corp.	6,907	204,724
Textainer Group Holdings Ltd. (b)	3,736	61,607
Universal Truckload Services, Inc.	1,233	19,198
USA Truck, Inc. (a)	1,622	27,947
UTI Worldwide, Inc. (a)	13,785	63,273
Werner Enterprises, Inc.	6,158	154,566
Wesco Aircraft Holdings, Inc. (a)	8,424	102,773
Willis Lease Finance Corp. (a)	1,351	21,967
World Fuel Services Corp.	10,630	380,554
XPO Logistics, Inc. (a)(b)	10,332	246,212
YRC Worldwide, Inc. (a)	4,920	65,239

		7,398,073
Leisure Goods — 0.8%
Arctic Cat, Inc.	2,143	47,532
Black Diamond, Inc. (a)	4,738	29,755
Brunswick Corp.	13,523	647,616
Callaway Golf Co.	12,565	104,918
Drew Industries, Inc.	3,649	199,272
DTS, Inc. (a)	2,922	78,017
Escalade, Inc.	2,070	32,706

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	13

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Leisure Goods (continued)
Fitbit, Inc., Series A (a)(b)	5,397	$203,413
Glu Mobile, Inc. (a)	17,785	77,720
GoPro, Inc., Class A (a)(b)	11,137	347,697
LeapFrog Enterprises, Inc. (a)	19,621	14,000
Marine Products Corp.	2,700	18,738
Nautilus, Inc. (a)	4,821	72,315
Polaris Industries, Inc.	9,046	1,084,344
Pool Corp.	6,307	455,996
RealD, Inc. (a)	7,446	71,556
Skullcandy, Inc. (a)	3,869	21,396
Take-Two Interactive Software, Inc. (a)	12,939	371,737
Thor Industries, Inc.	6,537	338,617
TiVo, Inc. (a)	15,413	133,477
Universal Electronics, Inc. (a)	2,383	100,158
Vista Outdoor, Inc. (a)	9,401	417,686
Winnebago Industries, Inc.	4,162	79,702

		4,948,368
Life Insurance — 0.5%
American Equity Investment Life Holding Co.	11,676	272,167
AMERISAFE, Inc.	3,104	154,362
Atlantic American Corp.	2,927	11,825
Citizens, Inc. (a)(b)	8,213	60,940
CNO Financial Group, Inc.	27,581	518,799
eHealth, Inc. (a)	2,920	37,405
Employers Holdings, Inc.	4,842	107,928
FBL Financial Group, Inc., Class A	1,432	88,097
Independence Holding Co.	1,686	21,850
Kansas City Life Insurance Co.	643	30,214
National Western Life Insurance Co., Class A	341	75,941
Phoenix Cos., Inc. (a)	1,237	40,809
Primerica, Inc.	7,153	322,386
StanCorp Financial Group, Inc.	6,214	709,639
Symetra Financial Corp.	13,712	433,848

		2,886,210
Media — 4.6%
Acxiom Corp. (a)	11,802	233,208
AH Belo Corp.	3,599	17,743
AMC Networks, Inc., Class A (a)	9,120	667,310
Ascent Capital Group, Inc., Class A (a)	2,129	58,292
Bankrate, Inc. (a)	9,127	94,464
Beasley Broadcasting Group, Inc., Class A	784	3,246
Cable One, Inc. (a)	666	279,334
Charter Communications, Inc., Class A (a)	11,195	1,968,641
Clear Channel Outdoor Holdings, Inc., Class A (a)	5,624	40,099
ComScore, Inc. (a)	5,038	232,504

Common Stocks	Shares	Value
Media (continued)
Constant Contact, Inc. (a)	4,980	$120,715
Crown Media Holdings, Inc., Class A (a)	6,593	35,273
CSS Industries, Inc.	1,461	38,483
CTN Media Group, Inc. (a)	50	—
Cumulus Media, Inc., Class A (a)	25,485	17,936
Dex Media, Inc. (a)(b)	1,243	168
DISH Network Corp., Class A (a)	32,981	1,924,112
Dolby Laboratories, Inc., Class A	7,185	234,231
DreamWorks Animation SKG, Inc., Class A (a)	10,730	187,238
Emmis Communications Corp., Class A (a)	10,615	13,163
Entercom Communications Corp., Class A (a)	4,346	44,155
Entravision Communications Corp., Class A	9,442	62,695
EW Scripps Co.	8,572	151,467
FactSet Research Systems, Inc.	6,067	969,567
Gannett Co., Inc.	17,154	252,678
Global Eagle Entertainment, Inc. (a)	7,875	90,405
Graham Holdings Co., Class B	660	380,820
Gray Television, Inc. (a)	10,007	127,689
Groupon, Inc. (a)	73,083	238,251
Harte-Hanks, Inc.	6,749	23,824
IHS, Inc., Class A (a)	10,085	1,169,860
John Wiley & Sons, Inc., Class A	7,267	363,568
Journal Media Group, Inc.	3,587	26,903
Lamar Advertising Co., Class A	11,989	625,586
Lee Enterprises, Inc. (a)	12,326	25,638
Liberty Global PLC (a)	89,077	3,653,939
Liberty Global PLC, Class A (a)	37,168	1,595,994
Liberty Global PLC LiLAC (a)	4,805	164,523
Liberty Global PLC LiLAC, Class A (a)	2,538	85,505
Liberty Interactive Corp., Series A (a)	64,045	1,679,900
Liberty Media Corp., Class A (a)	14,220	507,938
Liberty Media Corp., Class C (a)	29,557	1,018,534
Liberty Ventures, Series A (a)	20,640	832,824
Lions Gate Entertainment Corp.	14,068	517,702
Live Nation Entertainment, Inc. (a)	21,752	522,918
Marchex, Inc., Class B	5,246	21,141
Martha Stewart Living Omnimedia, Class A (a)	6,396	38,120
McClatchy Co., Class A (a)	10,903	10,576
Media General, Inc. (a)	14,375	201,106
Meredith Corp.	5,493	233,892
Morningstar, Inc.	2,699	216,622
MSG Networks, Inc. (a)	9,210	664,409
National CineMedia, Inc.	9,730	130,577
New Media Investment Group, Inc.	6,330	97,862
New York Times Co., Class A	18,334	216,525

14	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Media (continued)
Nexstar Broadcasting Group, Inc., Class A	4,695	$222,308
Outfront Media, Inc.	20,371	423,717
Pandora Media, Inc. (a)	29,602	631,707
QuinStreet, Inc. (a)	7,427	41,220
RetailMeNot, Inc. (a)	6,149	50,668
Saga Communications, Inc., Class A	1,186	39,861
Scholastic Corp.	3,775	147,074
Sinclair Broadcast Group, Inc., Class A	10,372	262,619
Sirius XM Holdings, Inc. (a)	328,722	1,229,420
Sizmek, Inc. (a)	3,896	23,337
Spanish Broadcasting System, Inc. (a)	1,474	7,753
SPAR Group, Inc. (a)	3,165	4,748
Starz, Class A (a)	12,237	456,930
TechTarget, Inc. (a)	3,655	31,141
TheStreet, Inc.	16,585	27,697
Time, Inc.	15,923	303,333
Tribune Co., Class A	11,990	426,844
Tribune Publishing Co.	3,616	28,349
Value Line, Inc.	1,830	28,347
WebMD Health Corp. (a)	5,811	231,510
XO Group, Inc. (a)	4,623	65,323
Yelp, Inc. (a)	8,383	181,576

		27,995,355
Mining — 0.3%
Arch Coal, Inc. (a)	3,242	10,699
Cloud Peak Energy, Inc. (a)	9,192	24,175
Coeur Mining, Inc. (a)	20,713	58,411
Compass Minerals International, Inc.	4,864	381,192
General Moly, Inc. (a)	21,436	6,191
Golden Minerals Co. (a)	9,302	2,484
Hecla Mining Co.	58,333	114,916
Peabody Energy Corp. (b)	41,463	57,219
Royal Gold, Inc.	9,624	452,135
Solitario Exploration & Royalty Corp. (a)	15,315	6,892
Stillwater Mining Co. (a)	18,398	190,051
SunCoke Energy, Inc.	9,743	75,800
Timberline Resources Corp. (a)	1,250	595
U.S. Silica Holdings, Inc.	7,972	112,325
Westmoreland Coal Co. (a)	3,275	46,145

		1,539,230
Mobile Telecommunications — 0.8%
Atlantic Tele-Network, Inc.	1,656	122,428
Globalstar, Inc. (a)	39,879	62,610
Iridium Communications, Inc. (a)	12,372	76,088
NII Holdings, Inc. (a)	14,857	96,719
NTELOS Holdings Corp. (a)	3,146	28,408

Common Stocks	Shares	Value
Mobile Telecommunications (continued)
ORBCOMM, Inc. (a)	10,768	$60,085
Pacific DataVision, Inc. (a)(b)	1,832	54,777
SBA Communications Corp., Class A (a)	18,843	1,973,616
Shenandoah Telecommunications Co.	3,515	150,477
Spok Holdings, Inc.	3,740	61,560
Sprint Corp. (a)	116,574	447,644
T-Mobile U.S., Inc. (a)	40,753	1,622,377
Telephone & Data Systems, Inc.	13,381	333,990
Towerstream Corp. (a)	15,223	16,289
United States Cellular Corp. (a)	1,892	67,034

		5,174,102
Nonlife Insurance — 3.9%
Alleghany Corp. (a)	2,383	1,115,506
Allied World Assurance Co. Holdings AG	13,193	503,577
Ambac Financial Group, Inc. (a)	6,380	92,319
American Financial Group, Inc.	10,459	720,730
American National Insurance Co.	1,065	103,987
AmTrust Financial Services, Inc.	5,706	359,364
Arch Capital Group Ltd. (a)	17,897	1,314,893
Argo Group International Holdings Ltd.	4,152	234,962
Arthur J Gallagher & Co.	25,663	1,059,369
Aspen Insurance Holdings Ltd.	8,824	410,051
Assured Guaranty Ltd.	21,201	530,025
Axis Capital Holdings Ltd.	14,574	782,915
Baldwin & Lyons, Inc., Class B	2,261	49,064
Brown & Brown, Inc.	17,387	538,475
CNA Financial Corp.	3,426	119,670
Donegal Group, Inc., Class A	2,337	32,858
EMC Insurance Group, Inc.	1,652	38,343
Endurance Specialty Holdings Ltd.	8,807	537,491
Enstar Group Ltd. (a)	1,736	260,400
Erie Indemnity Co., Class A	3,611	299,496
Everest Re Group Ltd.	6,353	1,101,229
Federated National Holding Co.	2,537	60,939
First Acceptance Corp. (a)	8,599	23,217
First American Financial Corp.	15,901	621,252
Global Indemnity PLC (a)	1,701	44,515
Greenlight Capital Re Ltd. (a)	5,039	112,269
Hanover Insurance Group, Inc.	6,418	498,679
HCC Insurance Holdings, Inc.	14,051	1,088,531
HCI Group, Inc.	1,768	68,545
Hilltop Holdings, Inc. (a)	12,181	241,306
Horace Mann Educators Corp.	6,108	202,908
Infinity Property & Casualty Corp.	1,707	137,482
Kemper Corp.	7,077	250,313
Maiden Holdings Ltd.	8,614	119,562
Markel Corp. (a)	2,066	1,656,643
MBIA, Inc. (a)	21,248	129,188
Mercury General Corp.	3,553	179,462

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	15

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Nonlife Insurance (continued)
National General Holdings Corp.	9,047	$174,517
National Interstate Corp.	1,528	40,767
Navigators Group, Inc. (a)	1,797	140,130
Old Republic International Corp.	35,718	558,629
OneBeacon Insurance Group Ltd.	3,598	50,516
PartnerRe Ltd.	6,920	961,050
Prism Technologies Group, Inc. (a)	1,044	2,923
ProAssurance Corp.	7,994	392,266
Reinsurance Group of America, Inc.	9,633	872,653
RenaissanceRe Holdings Ltd.	6,654	707,453
RLI Corp.	5,503	294,576
Safety Insurance Group, Inc.	2,336	126,494
Selective Insurance Group, Inc.	8,499	263,979
State Auto Financial Corp.	2,450	55,884
State National Cos., Inc.	5,822	54,436
Third Point Reinsurance Ltd. (a)	9,561	128,595
United Fire Group, Inc.	3,306	115,875
United Insurance Holdings Corp.	3,080	40,502
Universal Insurance Holdings, Inc.	4,997	147,611
Validus Holdings Ltd.	12,113	545,933
W.R. Berkley Corp.	14,497	788,202
White Mountains Insurance Group Ltd.	879	656,877
Willis Group Holdings PLC	25,978	1,064,319

		23,823,722
Oil & Gas Producers — 2.3%
Abraxas Petroleum Corp. (a)	16,317	20,886
Adams Resources & Energy, Inc.	460	18,860
Alon USA Energy, Inc.	4,552	82,255
Approach Resources, Inc. (a)(b)	5,719	10,695
Barnwell Industries, Inc. (a)	4,904	9,121
Bill Barrett Corp. (a)	7,950	26,235
Bonanza Creek Energy, Inc. (a)	6,854	27,896
C&J Energy Services Ltd. (a)	7,389	26,009
California Resources Corp.	46,267	120,294
Callon Petroleum Co. (a)	10,595	77,238
Carrizo Oil & Gas, Inc. (a)	7,248	221,354
Cheniere Energy, Inc. (a)	34,899	1,685,622
Clayton Williams Energy, Inc. (a)	984	38,189
Cobalt International Energy, Inc. (a)	50,294	356,082
Comstock Resources, Inc. (b)	7,198	13,748
Concho Resources, Inc. (a)	17,725	1,742,367
Contango Oil & Gas Co. (a)	3,254	24,730
Continental Resources, Inc. (a)	12,172	352,623
CVR Energy, Inc.	2,373	97,412
Dawson Geophysical Co. (a)	5,308	20,223
Delek U.S. Holdings, Inc.	8,207	227,334
Denbury Resources, Inc.	51,927	126,702
Diamondback Energy, Inc. (a)	9,518	614,863
Eclipse Resources Corp. (a)	7,534	14,691
Emerald Oil, Inc. (a)(b)	3,264	5,973

Common Stocks	Shares	Value
Oil & Gas Producers (continued)
Energen Corp.	11,607	$578,725
Energy XXI Bermuda Ltd.	15,824	16,615
EP Energy Corp., Class A (a)	5,570	28,685
Era Group, Inc. (a)	3,098	46,377
Escalera Resources Co. (a)	6,258	939
Evolution Petroleum Corp.	5,834	32,379
EXCO Resources, Inc. (a)(b)	28,887	21,665
FX Energy, Inc. (a)(b)	13,494	12,819
Gastar Exploration, Inc. (a)	14,658	16,857
Goodrich Petroleum Corp. (a)(b)	15,201	8,817
Gulfport Energy Corp. (a)	16,151	479,362
Halcon Resources Corp. (a)(b)	62,826	33,298
Harvest Natural Resources, Inc. (a)	9,380	13,038
HollyFrontier Corp.	27,725	1,354,089
Houston American Energy Corp. (a)	5,104	919
Isramco, Inc. (a)(b)	299	29,703
Kosmos Energy Ltd. (a)	21,898	122,191
Laredo Petroleum, Inc. (a)(b)	18,495	174,408
Magellan Petroleum Corp. (a)	3,259	1,972
Magnum Hunter Resources Corp. (a)(b)	42,872	14,576
Matador Resources Co. (a)	11,961	248,071
Memorial Resource Development Corp. (a)	13,020	228,892
Midstates Petroleum Co., Inc. (a)(b)	1,621	9,969
Nabors Industries Ltd.	42,757	404,054
Northern Oil and Gas, Inc. (a)(b)	8,538	37,738
Oasis Petroleum, Inc. (a)	20,468	177,662
Pacific Ethanol, Inc. (a)	3,564	23,130
Panhandle Oil and Gas, Inc.	3,171	51,243
Parsley Energy, Inc., Class A (a)	12,223	184,201
PBF Energy, Inc., Class A	12,718	359,029
PDC Energy, Inc. (a)	6,018	319,014
Penn Virginia Corp. (a)(b)	11,473	6,081
PetroQuest Energy, Inc. (a)	11,732	13,726
Pioneer Energy Services Corp. (a)	10,165	21,346
QEP Resources, Inc.	23,519	294,693
Resolute Energy Corp. (a)(b)	26,413	10,248
Rex Energy Corp. (a)(b)	7,757	16,057
Ring Energy, Inc. (a)	4,792	47,297
RSP Permian, Inc. (a)	8,058	163,174
Sanchez Energy Corp. (a)(b)	8,884	54,637
SandRidge Energy, Inc. (a)(b)	74,197	20,033
SemGroup Corp., Class A	6,506	281,319
SM Energy Co.	10,043	321,778
Stone Energy Corp. (a)	8,544	42,378
Swift Energy Co. (a)(b)	8,569	3,226
Syntroleum Corp. (a)	2,214	—
Targa Resources Corp.	7,212	371,562
Triangle Petroleum Corp. (a)(b)	11,728	16,654
Ultra Petroleum Corp. (a)(b)	23,153	147,948
VAALCO Energy, Inc. (a)	10,701	18,192

16	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Oil & Gas Producers (continued)
W&T Offshore, Inc. (b)	5,629	$16,887
Warren Resources, Inc. (a)	25,482	12,471
Western Refining, Inc.	10,390	458,407
Whiting Petroleum Corp. (a)	30,214	461,368
WPX Energy, Inc. (a)	34,447	228,039
ZaZa Energy Corp. (a)(b)	5,460	1,884
Zion Oil & Gas, Inc. (a)	14,230	20,349

		14,041,593
Oil Equipment, Services & Distribution — 1.2%
Atwood Oceanics, Inc.	8,556	126,714
Basic Energy Services, Inc. (a)	7,015	23,149
Bristow Group, Inc.	5,197	135,953
CARBO Ceramics, Inc. (b)	2,969	56,381
Chart Industries, Inc. (a)	4,432	85,139
Core Laboratories NV	6,288	627,542
Dakota Plains Holdings, Inc. (a)	17,287	13,830
DHT Holdings, Inc.	12,797	94,954
Dril-Quip, Inc. (a)	5,798	337,560
Exterran Holdings, Inc.	10,345	186,210
Flotek Industries, Inc. (a)	8,081	134,953
Forum Energy Technologies, Inc. (a)	10,079	123,065
Frank’s International NV	5,565	85,311
Geospace Technologies Corp. (a)	2,032	28,062
Glori Energy, Inc. (a)(b)	7,230	5,350
Gulf Island Fabrication, Inc.	2,513	26,462
Gulfmark Offshore, Inc., Class A	4,514	27,581
Helix Energy Solutions Group, Inc. (a)	14,959	71,654
Hornbeck Offshore Services, Inc. (a)	5,026	68,002
ION Geophysical Corp. (a)	21,270	8,295
Key Energy Services, Inc. (a)	21,036	9,887
Matrix Service Co. (a)	4,118	92,531
McDermott International, Inc. (a)	35,472	152,530
Mitcham Industries, Inc. (a)	4,047	15,298
MRC Global, Inc. (a)	15,474	172,535
Natural Gas Services Group, Inc. (a)	2,730	52,689
Newpark Resources, Inc. (a)	13,319	68,193
Noble Corp. PLC	35,223	384,283
NOW, Inc. (a)	16,086	238,073
Oceaneering International, Inc.	14,456	567,832
OGE Energy Corp.	29,227	799,651
Oil States International, Inc. (a)	7,588	198,274
Par Petroleum Corp. (a)	3,939	82,049
Paragon Offshore PLC	25,973	6,233
Parker Drilling Co. (a)	19,733	51,898
Patterson-UTI Energy, Inc.	21,569	283,417
PHI, Inc. (a)	1,452	27,414
Rowan Cos. PLC, Class A	18,179	293,591
RPC, Inc.	9,161	81,075
SEACOR Holdings, Inc. (a)	2,530	151,319

Common Stocks	Shares	Value
Oil Equipment, Services & Distribution (continued)
Seventy Seven Energy, Inc. (a)	11,269	$15,551
Superior Energy Services, Inc.	22,046	278,441
Tesco Corp.	6,257	44,675
TETRA Technologies, Inc. (a)	12,273	72,533
Tidewater, Inc. (b)	6,879	90,390
Unit Corp. (a)	7,562	85,148
Weatherford International PLC (a)	113,886	965,753
Willbros Group, Inc. (a)	11,614	14,634

		7,562,064
Personal Goods — 1.1%
American Apparel, Inc. (a)(b)	30,838	3,423
Avon Products, Inc.	62,759	203,967
Carter’s, Inc.	7,722	699,922
Cherokee, Inc. (a)	2,419	37,543
Columbia Sportswear Co.	4,173	245,331
Coty, Inc., Class A	12,349	334,164
Crocs, Inc. (a)	11,409	147,461
Culp, Inc.	1,628	52,210
Deckers Outdoor Corp. (a)	4,841	281,068
Elizabeth Arden, Inc. (a)(b)	4,198	49,075
G-III Apparel Group Ltd. (a)	5,912	364,534
Helen of Troy Ltd. (a)	4,230	377,739
Iconix Brand Group, Inc. (a)	7,394	99,967
Inter Parfums, Inc.	2,513	62,347
Kate Spade & Co. (a)	19,026	363,587
Lakeland Industries, Inc. (a)	2,101	29,183
LULULEMON Athletica, Inc. (a)	16,527	837,092
Movado Group, Inc.	2,476	63,955
Nu Skin Enterprises, Inc., Class A	8,672	357,980
Orchids Paper Products Co.	1,530	39,933
Oxford Industries, Inc.	2,185	161,428
Perry Ellis International, Inc. (a)	2,072	45,501
Revlon, Inc., Class A (a)	1,899	55,926
Rocky Brands, Inc.	1,306	18,532
Sequential Brands Group, Inc. (a)	4,279	61,917
Skechers U.S.A., Inc., Class A (a)	6,308	845,777
Steven Madden Ltd. (a)	8,495	311,087
Tumi Holdings, Inc. (a)	8,676	152,871
Unifi, Inc. (a)	2,485	74,078
Vera Bradley, Inc. (a)	3,446	43,454
Vince Holding Corp. (a)	3,583	12,290
Weyco Group, Inc.	1,357	36,693
Wolverine World Wide, Inc.	15,101	326,786

		6,796,821
Pharmaceuticals & Biotechnology — 6.5%
ACADIA Pharmaceuticals, Inc. (a)	11,767	389,135
Accelerate Diagnostics, Inc. (a)(b)	3,723	60,238
Acceleron Pharma, Inc. (a)	4,434	110,407
AcelRx Pharmaceuticals, Inc. (a)	6,998	21,344
Achillion Pharmaceuticals, Inc. (a)	17,165	118,610
Acorda Therapeutics, Inc. (a)	6,291	166,774
Acura Pharmaceuticals, Inc. (a)	3,204	7,529

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	17

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Adamis Pharmaceuticals Corp. (a)	4,970	$19,631
Advaxis, Inc. (a)(b)	4,185	42,813
Aegerion Pharmaceuticals, Inc. (a)	4,608	62,669
Aerie Pharmaceuticals, Inc. (a)	4,225	74,951
Affymetrix, Inc. (a)	11,994	102,429
Agenus, Inc. (a)	11,520	52,992
Agios Pharmaceuticals, Inc. (a)	3,858	272,336
Akorn, Inc. (a)	12,104	345,025
Albany Molecular Research, Inc. (a)	4,097	71,370
Alder Biopharmaceuticals, Inc. (a)	3,889	127,404
Aldeyra Therapeutics, Inc. (a)	2,978	17,362
Alimera Sciences, Inc. (a)	7,469	16,506
Alkermes PLC (a)	21,918	1,285,929
Alnylam Pharmaceuticals, Inc. (a)	10,803	868,129
AMAG Pharmaceuticals, Inc. (a)	3,609	143,386
Amicus Therapeutics, Inc. (a)	17,896	250,365
Ampio Pharmaceuticals, Inc. (a)(b)	8,902	25,727
Anacor Pharmaceuticals, Inc. (a)	6,452	759,465
ANI Pharmaceuticals, Inc. (a)	1,215	48,005
Anthera Pharmaceuticals, Inc. (a)	5,522	33,629
Apricus Biosciences, Inc. (a)(b)	12,376	18,069
Aratana Therapeutics, Inc. (a)	4,787	40,498
Arena Pharmaceuticals, Inc. (a)	36,143	69,033
Ariad Pharmaceuticals, Inc. (a)	28,457	166,189
ArQule, Inc. (a)	14,883	27,831
Array BioPharma, Inc. (a)	20,224	92,221
Arrowhead Research Corp. (a)(b)	9,457	54,472
Assembly Biosciences, Inc. (a)	2,704	25,850
Atara Biotherapeutics, Inc. (a)	2,508	78,852
Athersys, Inc. (a)	16,987	18,686
Avalanche Biotechnologies, Inc. (a)	2,724	22,446
AVEO Pharmaceuticals, Inc. (a)	13,305	16,099
Bio-Path Holdings, Inc. (a)(b)	16,724	19,065
Bio-Techne Corp.	5,409	500,116
BioCryst Pharmaceuticals, Inc. (a)	10,728	122,299
BioDelivery Sciences International, Inc. (a)(b)	8,009	44,530
BioMarin Pharmaceutical, Inc. (a)	23,672	2,493,135
Biota Pharmaceuticals, Inc. (a)	9,180	18,176
Biotime, Inc. (a)	9,573	28,719
Bluebird Bio, Inc. (a)	5,386	460,772
Calithera Biosciences, Inc. (a)(b)	2,540	13,792
Carbylan Therapeutics, Inc. (a)	3,615	12,906
CASI Pharmaceuticals, Inc. (a)	7,740	8,282
Catalent, Inc. (a)	14,925	362,677
Catalyst Pharmaceutical Partners, Inc. (a)	12,442	37,326
CEL-SCI Corp. (a)	21,543	13,105
Celladon Corp. (a)	4,574	4,803
Celldex Therapeutics, Inc. (a)	14,541	153,262
Cellular Biomedicine Group, Inc. (a)(b)	1,597	27,037

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Cempra, Inc. (a)	5,433	$151,255
Cerus Corp. (a)(b)	15,994	72,613
Charles River Laboratories International, Inc. (a)	6,794	431,555
Chimerix, Inc. (a)	6,230	237,986
Cleveland BioLabs, Inc. (a)	2,800	12,180
Clovis Oncology, Inc. (a)	4,926	452,995
Coherus Biosciences, Inc. (a)	1,824	36,553
Concert Pharmaceuticals, Inc. (a)	2,663	49,984
ContraVir Pharmaceuticals, Inc. (a)	5,453	11,397
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	6,152	9,659
Corcept Therapeutics, Inc. (a)	12,029	45,229
CorMedix, Inc. (a)(b)	7,588	15,100
CTI BioPharma Corp. (a)	26,414	38,564
Cumberland Pharmaceuticals, Inc. (a)	4,500	25,965
Curis, Inc. (a)	19,155	38,693
Cytokinetics, Inc. (a)	6,535	43,719
Cytori Therapeutics, Inc. (a)	38,917	13,232
CytRx Corp. (a)	9,758	23,126
Depomed, Inc. (a)	9,157	172,609
Dermira, Inc. (a)	2,843	66,356
Dicerna Pharmaceuticals, Inc. (a)	2,670	21,921
Discovery Laboratories, Inc. (a)	39,288	11,786
Durect Corp. (a)	19,556	38,134
Dyax Corp. (a)	21,860	417,307
Dynavax Technologies Corp. (a)	5,042	123,731
Eagle Pharmaceuticals, Inc. (a)	1,453	107,566
Emergent Biosolutions, Inc. (a)	4,498	128,148
Enanta Pharmaceuticals, Inc. (a)	2,059	74,412
Endocyte, Inc. (a)	7,477	34,245
Enzo Biochem, Inc. (a)	8,028	25,449
Epizyme, Inc. (a)	3,520	45,267
Esperion Therapeutics, Inc. (a)	2,194	51,756
Exact Sciences Corp. (a)	14,395	258,966
Exelixis, Inc. (a)(b)	30,516	171,195
Fate Therapeutics, Inc. (a)	4,030	21,480
Fibrocell Science, Inc. (a)	4,586	17,656
FibroGen, Inc. (a)	7,203	157,890
Five Prime Therapeutics, Inc. (a)	3,699	56,928
Flexion Therapeutics, Inc. (a)	1,752	26,035
Fortress Biotech, Inc. (a)(b)	6,807	17,698
Foundation Medicine, Inc. (a)	2,028	37,417
Galena Biopharma, Inc. (a)(b)	27,712	43,785
Galmed Pharmaceuticals Ltd. (a)	2,061	15,313
Genocea Biosciences, Inc. (a)	3,917	26,831
Genomic Health, Inc. (a)	2,857	60,454
GenVec, Inc. (a)	8,267	19,097
Geron Corp. (a)	25,126	69,348
GTx, Inc. (a)	17,845	13,562
Halozyme Therapeutics, Inc. (a)	16,253	218,278
Harvard Bioscience, Inc. (a)	6,840	25,855
Heat Biologics, Inc. (a)(b)	2,991	13,848

18	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Hemispherx Biopharma, Inc. (a)	68,726	$11,718
Heron Therapeutics, Inc. (a)	4,649	113,436
Histogenics Corp. (a)	1,354	5,402
Horizon Pharma PLC (a)	21,184	419,867
iBio, Inc. (a)	21,015	14,290
Idera Pharmaceuticals, Inc. (a)(b)	15,546	52,079
IGI Laboratories, Inc. (a)	6,994	45,741
Ignyta, Inc. (a)	3,804	33,399
Illumina, Inc. (a)	21,277	3,740,922
Immune Design Corp. (a)	1,494	18,227
ImmunoGen, Inc. (a)	12,865	123,504
Immunomedics, Inc. (a)	17,696	30,437
Impax Laboratories, Inc. (a)	10,065	354,389
INC Research Holdings, Inc., Class A (a)	4,058	162,320
Incyte Corp. (a)	24,156	2,665,131
Infinity Pharmaceuticals, Inc. (a)	7,013	59,260
Inovio Pharmaceuticals, Inc. (a)	10,866	62,805
Insmed, Inc. (a)	9,141	169,748
Insys Therapeutics, Inc. (a)	3,557	101,232
Intercept Pharmaceuticals, Inc. (a)	2,543	421,782
Intrexon Corp. (a)	7,312	232,522
Invitae Corp. (a)	1,860	13,429
Ironwood Pharmaceuticals, Inc. (a)	19,090	198,918
Isis Pharmaceuticals, Inc. (a)	17,683	714,747
IsoRay, Inc. (a)(b)	15,938	22,313
Jazz Pharmaceuticals PLC (a)	9,039	1,200,470
Juniper Pharmaceuticals, Inc. (a)	2,517	29,650
Karyopharm Therapeutics, Inc. (a)	3,090	32,538
Keryx Biopharmaceuticals, Inc. (a)(b)	16,183	56,964
Kite Pharma, Inc. (a)(b)	5,610	312,365
KYTHERA Biopharmaceuticals, Inc. (a)	3,458	259,281
La Jolla Pharmaceutical Co. (a)	2,049	56,942
Lannett Co., Inc. (a)	4,175	173,346
Lexicon Pharmaceuticals, Inc. (a)	6,848	73,548
Ligand Pharmaceuticals, Inc., Class B (a)	2,712	232,283
Lion Biotechnologies, Inc. (a)	7,492	43,154
Loxo Oncology, Inc. (a)	1,133	19,805
Luminex Corp. (a)	5,868	99,228
MacroGenics, Inc. (a)	4,547	97,397
MannKind Corp. (a)(b)	39,844	127,899
Medgenics, Inc. (a)	4,609	36,042
Medicines Co. (a)	9,988	379,144
Medivation, Inc. (a)	23,201	986,042
MEI Pharma, Inc. (a)	8,459	13,281
Merrimack Pharmaceuticals, Inc. (a)	15,780	134,288
MiMedx Group, Inc. (a)	15,260	147,259
Minerva Neurosciences, Inc. (a)(b)	1,890	9,922
Momenta Pharmaceuticals, Inc. (a)	9,395	154,172

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Myriad Genetics, Inc. (a)(b)	10,099	$378,510
Nektar Therapeutics (a)	20,082	220,099
Neothetics, Inc. (a)	1,616	13,041
Neuralstem, Inc. (a)(b)	17,361	21,180
Neurocrine Biosciences, Inc. (a)	11,665	464,150
NewLink Genetics Corp. (a)	3,137	112,430
Northwest Biotherapeutics, Inc. (a)(b)	7,566	47,287
Novavax, Inc. (a)	39,656	280,368
Omeros Corp. (a)	5,409	59,283
OncoMed Pharmaceuticals, Inc. (a)	2,147	35,619
Oncothyreon, Inc. (a)	15,224	41,714
Ophthotech Corp. (a)	4,138	167,672
Opko Health, Inc. (a)	47,499	399,467
Orexigen Therapeutics, Inc. (a)	18,080	38,149
Organovo Holdings, Inc. (a)(b)	12,913	34,607
Osiris Therapeutics, Inc. (a)	2,766	51,088
Otonomy, Inc. (a)	2,684	47,802
OvaScience, Inc. (a)(b)	3,839	32,593
Pacific Biosciences of California, Inc. (a)	10,142	37,120
Pacira Pharmaceuticals, Inc. (a)	5,481	225,269
Pain Therapeutics, Inc. (a)	8,736	15,987
Palatin Technologies, Inc. (a)	23,498	19,033
Paratek Pharmaceuticals, Inc.	841	15,979
PDL BioPharma, Inc.	23,556	118,487
Peregrine Pharmaceuticals, Inc. (a)	35,720	36,434
Pernix Therapeutics Holdings (a)	7,631	24,114
Pfenex, Inc. (a)	2,551	38,290
PharmAthene, Inc. (a)	14,512	19,301
Portola Pharmaceuticals, Inc. (a)	7,809	332,820
Pozen, Inc. (a)	4,693	27,384
PRA Health Sciences, Inc. (a)	3,027	117,538
Prestige Brands Holdings, Inc. (a)	7,922	357,758
Progenics Pharmaceuticals, Inc. (a)	10,933	62,537
Proteon Therapeutics, Inc. (a)	1,374	19,112
Prothena Corp. PLC (a)	4,746	215,184
pSivida Corp. (a)	6,822	24,900
PTC Therapeutics, Inc. (a)	4,711	125,784
Puma Biotechnology, Inc. (a)	3,236	243,865
Quintiles Transnational Holdings, Inc. (a)	14,156	984,833
Radius Health, Inc. (a)	5,022	348,075
Raptor Pharmaceutical Corp. (a)	13,164	79,642
Recro Pharma, Inc. (a)	1,103	13,269
Regulus Therapeutics, Inc. (a)	4,368	28,567
Relypsa, Inc. (a)	4,515	83,573
Repligen Corp. (a)	5,025	139,946
Repros Therapeutics, Inc. (a)	4,528	33,643
Retrophin, Inc. (a)	4,674	94,695
Revance Therapeutics, Inc. (a)	2,714	80,769

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	19

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Rexahn Pharmaceuticals, Inc. (a)	44,878	$23,337
Rigel Pharmaceuticals, Inc. (a)	16,778	41,442
Sage Therapeutics, Inc. (a)	1,577	66,739
Sagent Pharmaceuticals, Inc. (a)	3,816	58,499
Sangamo Biosciences, Inc. (a)	10,912	61,544
Sarepta Therapeutics, Inc. (a)	5,742	184,376
Sciclone Pharmaceuticals, Inc. (a)	8,444	58,601
Seattle Genetics, Inc. (a)	15,551	599,647
Sequenom, Inc. (a)(b)	22,329	39,076
Sorrento Therapeutics, Inc. (a)	3,786	31,765
Spectrum Pharmaceuticals, Inc. (a)	9,945	59,471
StemCells, Inc. (a)	26,556	11,146
Stemline Therapeutics, Inc. (a)	3,075	27,152
Sucampo Pharmaceuticals, Inc., Class A (a)	3,182	63,226
Sunesis Pharmaceuticals, Inc. (a)	14,059	11,388
Supernus Pharmaceuticals, Inc. (a)	5,391	75,636
Synergy Pharmaceuticals, Inc. (a)(b)	14,106	74,762
Synta Pharmaceuticals Corp. (a)	19,557	34,029
Synthetic Biologics, Inc. (a)	13,497	30,638
Tetraphase Pharmaceuticals, Inc. (a)	6,125	45,692
TG Therapeutics, Inc. (a)	6,103	61,518
TherapeuticsMD, Inc. (a)	21,220	124,349
Theravance Biopharma, Inc. (a) (b)	3,971	43,641
Theravance, Inc. (b)	12,381	88,896
Threshold Pharmaceuticals, Inc. (a)	10,962	44,615
Tokai Pharmaceuticals, Inc. (a)(b)	1,487	15,390
Tracon Pharmaceuticals, Inc. (a)	1,428	13,952
Trevena, Inc. (a)	5,222	54,048
Trovagene, Inc. (a)(b)	5,524	31,432
Trubion Pharmaceuticals, Inc.	3,113	—
Ultragenyx Pharmaceutical, Inc. (a)	5,133	494,359
United Therapeutics Corp. (a)	6,678	876,421
Vanda Pharmaceuticals, Inc. (a)	6,494	73,252
Verastem, Inc. (a)	5,333	9,546
Versartis, Inc. (a)	3,367	38,821
Vical, Inc. (a)	29,769	13,691
Vitae Pharmaceuticals, Inc. (a)	2,075	22,846
Vital Therapies, Inc. (a)(b)	3,761	15,194
Vivus, Inc. (a)(b)	17,507	28,711
Xencor Inc. (a)	5,212	63,743
XenoPort, Inc. (a)	10,358	35,942
XOMA Corp. (a)	21,795	16,383
ZIOPHARM Oncology, Inc. (a)(b)	18,936	170,613
ZS Pharma, Inc. (a)	2,458	161,392

		39,713,062

Common Stocks	Shares	Value
Real Estate Investment & Services — 1.5%
AG Mortgage Investment Trust, Inc.	5,690	$86,602
Alexander & Baldwin, Inc.	6,845	234,989
Altisource Portfolio Solutions SA (a)	1,818	43,341
American Realty Investors, Inc. (a)	1,631	11,450
American Residential Properties, Inc.	6,129	105,848
AV Homes, Inc. (a)	2,544	34,395
BBX Capital Corp., Class A (a)	993	15,987
CareTrust REIT, Inc.	8,513	96,623
Chimera Investment Corp.	28,664	383,238
Columbia Property Trust, Inc.	17,562	407,438
Communications Sales & Leasing, Inc.	18,455	330,345
Consolidated-Tomoka Land Co.	1,260	62,748
Dynex Capital, Inc.	8,841	57,997
Forest City Enterprises, Inc., Class A (a)	31,031	624,654
Forestar Group, Inc. (a)	5,654	74,350
Gaming and Leisure Properties, Inc.	14,345	426,046
Gramercy Property Trust, Inc.	8,933	185,538
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,400	92,988
HFF, Inc., Class A	5,216	176,092
Howard Hughes Corp. (a)	5,306	608,810
InfraREIT, Inc.	3,898	92,305
Jones Lang LaSalle, Inc.	6,634	953,770
Kennedy-Wilson Holdings, Inc.	12,446	275,928
Maui Land & Pineapple Co., Inc. (a)	5,106	26,551
Monogram Residential Trust, Inc.	26,236	244,257
Nationstar Mortgage Holdings, Inc. (a)	5,990	83,081
Paramount Group, Inc.	25,617	430,366
QTS Realty Trust, Inc., Class A	5,483	239,552
RE/MAX Holdings, Inc., Class A	2,316	83,330
Realogy Holdings Corp. (a)	21,742	818,151
Reis, Inc.	1,837	41,608
Rexford Industrial Realty, Inc.	9,563	131,874
Select Income REIT	9,326	177,287
St. Joe Co. (a)	10,898	208,479
STORE Capital Corp.	7,726	159,619
Tejon Ranch Co. (a)	2,659	57,993
Xenia Hotels & Resorts, Inc.	16,431	286,885
Zillow Group, Inc., Class A (a)(b)	6,601	189,647
Zillow Group, Inc., Class C (a)(b)	15,637	422,199

		8,982,361
Real Estate Investment Trusts (REITs) — 8.9%
Acadia Realty Trust	10,118	304,248
Agree Realty Corp.	3,375	100,744
Alexander’s, Inc.	532	198,968

20	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Alexandria Real Estate Equities, Inc.	10,521	$890,813
Altisource Residential Corp.	9,073	126,296
American Assets Trust, Inc.	5,207	212,758
American Campus Communities, Inc.	16,572	600,569
American Capital Agency Corp.	49,747	930,269
American Capital Mortgage Investment Corp.	8,007	118,023
American Homes 4 Rent, Class A	24,149	388,316
Annaly Capital Management, Inc.	137,577	1,357,885
Anworth Mortgage Asset Corp.	16,369	80,863
Apollo Commercial Real Estate Finance, Inc.	10,045	157,807
Apollo Residential Mortgage, Inc.	6,308	79,859
Apple Hospitality REIT, Inc.	24,383	452,792
Arbor Realty Trust, Inc.	9,585	60,961
Arlington Asset Investment Corp.	1,883	26,456
ARMOUR Residential REIT, Inc.	7,113	142,545
Ashford Hospitality Prime, Inc.	4,229	59,333
Ashford Hospitality Trust, Inc.	13,385	81,649
BioMed Realty Trust, Inc.	29,687	593,146
Blackstone Mortgage Trust, Inc., Class A	13,669	375,077
Bluerock Residential Growth REIT, Inc.	5,543	66,405
Brandywine Realty Trust	26,057	321,022
Brixmor Property Group, Inc.	24,825	582,891
BRT Realty Trust (a)	3,601	25,531
Camden Property Trust	12,632	933,505
Campus Crest Communities, Inc.	12,062	64,170
Capstead Mortgage Corp.	13,401	132,536
Care Capital Properties, Inc.	12,275	404,216
CBL & Associates Properties, Inc.	21,754	299,117
Cedar Realty Trust, Inc.	12,109	75,197
Chambers Street Properties	35,644	231,330
Chatham Lodging Trust	6,442	138,374
Chesapeake Lodging Trust	8,980	234,019
CIM Commercial Trust Corp.	2,792	51,289
Colony Capital, Inc.	16,809	328,784
Condor Hospitality Trust, Inc. (a)	985	1,734
Coresite Realty Corp.	3,910	201,130
Corporate Office Properties Trust	13,663	287,333
Cousins Properties, Inc.	30,507	281,275
CubeSmart	24,240	659,570
CyrusOne, Inc.	9,698	316,737
CYS Investments, Inc.	22,334	162,145
DCT Industrial Trust, Inc.	12,716	428,021
DDR Corp.	44,634	686,471
DiamondRock Hospitality Co.	28,628	316,339
Digital Realty Trust, Inc.	19,810	1,293,989
Douglas Emmett, Inc.	20,380	585,314
Duke Realty Corp.	50,761	966,997
DuPont Fabros Technology, Inc.	9,637	249,406

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
EastGroup Properties, Inc.	4,658	$252,370
Education Realty Trust, Inc.	7,711	254,077
Empire State Realty Trust, Inc., Class A	17,160	292,235
EPR Properties	8,545	440,666
Equity Commonwealth (a)	18,933	515,735
Equity Lifestyle Properties, Inc.	11,946	699,677
Equity One, Inc.	10,011	243,668
Extra Space Storage, Inc.	18,046	1,392,429
Federal Realty Investment Trust	10,088	1,376,508
FelCor Lodging Trust, Inc.	19,873	140,502
First Industrial Realty Trust, Inc.	16,146	338,259
First Potomac Realty Trust	9,864	108,504
Franklin Street Properties Corp.	13,397	144,018
Geo Group, Inc.	10,865	323,125
Getty Realty Corp.	4,945	78,131
Gladstone Commercial Corp.	5,696	80,371
Global Net Lease, Inc. (b)	24,902	229,098
Government Properties Income Trust	8,160	130,560
Hatteras Financial Corp.	12,951	196,208
Healthcare Realty Trust, Inc.	14,353	356,672
Healthcare Trust of America, Inc., Class A	18,578	455,347
Hersha Hospitality Trust	7,268	164,693
Highwoods Properties, Inc.	13,280	514,600
Home Properties, Inc.	8,539	638,290
Hospitality Properties Trust	22,162	566,904
Hudson Pacific Properties, Inc.	11,048	318,072
Independence Realty Trust, Inc.	7,288	52,546
Inland Real Estate Corp.	13,981	113,246
Invesco Mortgage Capital, Inc.	17,973	219,990
Investors Real Estate Trust	19,805	153,291
iStar, Inc. (a)	13,163	165,591
Kilroy Realty Corp.	13,558	883,439
Kite Realty Group Trust	12,411	295,506
LaSalle Hotel Properties	16,094	456,909
Lexington Realty Trust	31,494	255,101
Liberty Property Trust	21,777	686,193
LTC Properties, Inc.	5,446	232,381
Mack-Cali Realty Corp.	12,534	236,642
Medical Properties Trust, Inc.	34,243	378,728
MFA Financial, Inc.	50,126	341,358
Mid-America Apartment Communities, Inc.	11,069	906,219
Monmouth Real Estate Investment Corp., Class A	10,718	104,500
National Health Investors, Inc.	5,116	294,119
National Retail Properties, Inc.	19,787	717,674
New Residential Investment Corp.	34,896	457,138
New Senior Investment Group, Inc.	13,583	142,078
New York Mortgage Trust, Inc.	18,994	104,277
New York REIT, Inc.	25,678	258,321
Newcastle Investment Corp.	11,272	49,484

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	21

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
NorthStar Realty Finance Corp.	51,767	$639,322
Omega Healthcare Investors, Inc.	23,866	838,890
One Liberty Properties, Inc.	3,476	74,143
Parkway Properties, Inc.	12,106	188,369
Pebblebrook Hotel Trust	10,510	372,579
Pennsylvania Real Estate Investment Trust	10,348	205,201
PennyMac Mortgage Investment Trust (c)	10,450	161,661
Physicians Realty Trust	12,410	187,267
Piedmont Office Realty Trust, Inc., Class A	21,034	376,298
Post Properties, Inc.	7,773	453,088
Potlatch Corp.	6,073	174,842
PS Business Parks, Inc.	2,790	221,470
RAIT Financial Trust	12,466	61,831
Ramco-Gershenson Properties Trust	12,330	185,073
Rayonier, Inc.	18,797	414,850
Redwood Trust, Inc.	12,292	170,121
Regency Centers Corp.	13,718	852,574
Resource Capital Corp.	5,570	62,217
Retail Opportunity Investments Corp.	14,615	241,732
Retail Properties of America, Inc., Class A	35,413	498,969
RLJ Lodging Trust	18,720	473,054
Rouse Properties, Inc.	6,090	94,882
Sabra Health Care REIT, Inc.	9,890	229,250
Saul Centers, Inc.	2,059	106,553
Senior Housing Properties Trust	35,010	567,162
Seritage Growth Properties (a)(b)	6,956	259,111
Silver Bay Realty Trust Corp.	6,204	99,326
Sovran Self Storage, Inc.	5,171	487,625
Spirit Realty Capital, Inc.	66,136	604,483
STAG Industrial, Inc.	10,717	195,157
Starwood Property Trust, Inc.	34,993	718,056
Starwood Waypoint Residential Trust	6,388	152,226
Strategic Hotels & Resorts, Inc. (a)	40,918	564,259
Summit Hotel Properties, Inc.	12,562	146,599
Sun Communities, Inc.	7,729	523,717
Sunstone Hotel Investors, Inc.	30,429	402,576
Tanger Factory Outlet Centers	13,947	459,833
Taubman Centers, Inc.	9,078	627,108
Terreno Realty Corp.	7,115	139,739
Tier REIT, Inc.	7,404	108,987
Two Harbors Investment Corp.	54,500	480,690
UDR, Inc.	38,365	1,322,825
UMH Properties, Inc.	6,889	64,068
United Development Funding IV (b)	6,320	111,232
Universal Health Realty Income Trust	1,725	80,972
Urban Edge Properties	12,647	273,049

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Urstadt Biddle Properties, Inc., Class A	3,630	$68,026
VEREIT, Inc.	134,323	1,036,974
Walter Investment Management Corp. (a)(b)	5,793	94,136
Washington Real Estate Investment Trust	9,975	248,677
Weingarten Realty Investors	16,645	551,116
Western Asset Mortgage Capital Corp. (b)	7,954	100,300
WP Carey, Inc.	14,356	829,920
WP Glimcher, Inc.	27,493	320,568

		54,342,427
Software & Computer Services — 7.1%
2U, Inc. (a)	4,418	158,606
ACI Worldwide, Inc. (a)	17,713	374,099
Actua Corp. (a)	6,343	74,594
Allscripts Healthcare Solutions, Inc. (a)	28,232	350,077
American Software, Inc., Class A	5,062	47,684
Angie’s List, Inc. (a)	7,923	39,932
ANSYS, Inc. (a)	13,353	1,176,933
Arista Networks, Inc. (a)	5,223	319,595
Aspen Technology, Inc. (a)	12,772	484,187
Athenahealth, Inc. (a)	5,749	766,629
Authentidate Holding Corp. (a)	13,517	4,055
Barracuda Networks, Inc. (a)	3,575	55,699
Blackbaud, Inc.	6,978	391,605
Blucora, Inc. (a)	6,758	93,058
Bottomline Technologies, Inc. (a)	6,277	156,988
Brightcove, Inc. (a)	6,896	33,928
BroadSoft, Inc. (a)	4,650	139,314
CACI International, Inc., Class A (a)	3,542	262,002
Cadence Design Systems, Inc. (a)	43,340	896,271
Calix, Inc. (a)	7,426	57,849
Callidus Software, Inc. (a)	9,011	153,097
CDW Corp.	20,874	852,912
ChannelAdvisor Corp. (a)	4,350	43,239
Ciber, Inc. (a)	11,476	36,494
Cogent Communications Group, Inc.	6,326	171,814
CommVault Systems, Inc. (a)	6,399	217,310
Computer Programs & Systems, Inc.	1,810	76,255
Computer Task Group, Inc.	2,432	15,054
Cornerstone OnDemand, Inc. (a)	7,517	248,061
Covisint Corp. (a)	8,788	18,894
CSG Systems International, Inc.	4,927	151,752
Cvent, Inc. (a)	3,881	130,634
Datalink Corp. (a)	3,557	21,235
Demandware, Inc. (a)	5,110	264,085
DeVry Education Group, Inc.	8,213	223,476
Digimarc Corp. (a)	1,549	47,322

22	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Software & Computer Services (continued)
DST Systems, Inc.	4,912	$516,448
Ebix, Inc.	4,148	103,534
Ellie Mae, Inc. (a)	4,520	300,896
Endurance International Group Holdings, Inc. (a)	9,536	127,401
Envestnet, Inc. (a)	5,451	163,366
EPAM Systems, Inc. (a)	6,180	460,534
EPIQ Systems, Inc.	5,356	69,200
Evolving Systems, Inc.	2,275	13,650
Fair Isaac Corp.	4,603	388,953
FalconStor Software, Inc. (a)	12,659	25,191
FireEye, Inc. (a)	21,090	671,084
Forrester Research, Inc.	1,630	51,247
Fortinet, Inc. (a)	21,569	916,251
Gartner, Inc. (a)	12,294	1,031,835
Gigamon, Inc. (a)	4,348	87,003
Gogo, Inc. (a)	7,648	116,861
GSE Systems, Inc. (a)	5,963	8,885
Guidance Software, Inc. (a)	4,351	26,193
Guidewire Software, Inc. (a)	10,574	555,981
Hackett Group, Inc.	4,211	57,901
IAC/InterActiveCorp	11,345	740,488
Immersion Corp. (a)	5,072	56,959
IMS Health Holdings, Inc. (a)	21,740	632,634
Infoblox, Inc. (a)	8,169	130,541
Innodata, Inc. (a)	6,741	15,707
Interactive Intelligence Group, Inc. (a)	2,898	86,100
Internap Network Services Corp. (a)	9,211	56,463
IntraLinks Holdings, Inc. (a)	6,886	57,085
j2 Global, Inc.	6,861	486,102
KEYW Holding Corp. (a)(b)	6,373	39,194
Leidos Holdings, Inc.	9,220	380,878
Limelight Networks, Inc. (a)	11,498	21,961
LivePerson, Inc. (a)	8,346	63,096
LogMeIn, Inc. (a)	3,829	260,985
Looksmart Ltd. (a)	6,321	3,350
Manhattan Associates, Inc. (a)	10,943	681,749
Marketo, Inc. (a)	5,810	165,120
Mastech Holdings, Inc. (a)	1,020	7,579
MedAssets, Inc. (a)	9,094	182,426
Medidata Solutions, Inc. (a)	8,309	349,892
Mentor Graphics Corp.	14,706	362,209
Merge Healthcare, Inc. (a)	11,397	80,919
MicroStrategy, Inc., Class A (a)	1,413	277,612
Monotype Imaging Holdings, Inc.	6,127	133,691
Netscout Systems, Inc. (a)	14,917	527,614
NetSuite, Inc. (a)	5,625	471,937
New Relic, Inc. (a)	2,948	112,348
NIC, Inc.	9,365	165,854
Nuance Communications, Inc. (a)	37,481	613,564
Palo Alto Networks, Inc. (a)	10,491	1,804,452
Paycom Software, Inc. (a)	3,780	135,740

Common Stocks	Shares	Value
Software & Computer Services (continued)
PC-Tel, Inc.	4,538	$27,273
PDF Solutions, Inc. (a)	4,645	46,450
Pegasystems, Inc.	5,608	138,013
Perficient, Inc. (a)	5,910	91,191
Premier, Inc., Class A (a)	6,017	206,804
Premiere Global Services, Inc. (a)	6,927	95,177
Progress Software Corp. (a)	7,757	200,363
Proofpoint, Inc. (a)	6,101	368,012
PROS Holdings, Inc. (a)	4,092	90,597
PTC, Inc. (a)	16,936	537,549
QAD, Inc., Class A	906	23,194
QAD, Inc., Class B	1,021	21,900
QLIK Technologies, Inc. (a)	13,774	502,062
Quality Systems, Inc.	6,990	87,235
Qualys, Inc. (a)	3,823	108,803
Rackspace Hosting, Inc. (a)	18,021	444,758
RealPage, Inc. (a)	8,141	135,303
Rightside Group Ltd. (a)	2,809	21,545
RigNet, Inc. (a)	2,435	62,092
RingCentral, Inc., Class A (a)	8,920	161,898
Rocket Fuel, Inc. (a)	5,595	26,129
Rosetta Stone, Inc. (a)	3,678	24,643
Rovi Corp. (a)	13,076	137,167
Science Applications International Corp.	6,113	245,804
SciQuest, Inc. (a)	4,688	46,880
Selectica, Inc. (a)	2,985	11,731
ServiceNow, Inc. (a)	21,740	1,509,843
Shutterstock, Inc. (a)	2,987	90,327
Silver Spring Networks, Inc. (a)	5,785	74,511
Smith Micro Software, Inc. (a)	12,346	10,741
SoftBrands, Inc. (a)	114	—
SolarWinds, Inc. (a)	9,961	390,870
Solera Holdings, Inc.	9,892	534,168
Splunk, Inc. (a)	18,680	1,033,938
SPS Commerce, Inc. (a)	2,618	177,736
SS&C Technologies Holdings, Inc.	11,674	817,647
Support.com, Inc. (a)	17,347	19,429
Synchronoss Technologies, Inc. (a)	6,000	196,800
Synopsys, Inc. (a)	23,098	1,066,666
Syntel, Inc. (a)	4,722	213,954
Tableau Software, Inc., Class A (a)	7,472	596,116
Tangoe, Inc. (a)	6,350	45,720
TeleCommunication Systems, Inc., Class A (a)	9,660	33,230
TeleNav, Inc. (a)	5,854	45,720
Textura Corp. (a)	3,469	89,639
Twitter, Inc. (a)	83,878	2,259,673
Tyler Technologies, Inc. (a)	5,052	754,314
Ultimate Software Group, Inc. (a)	4,299	769,564
Unisys Corp. (a)	7,423	88,334
United Online, Inc. (a)	3,255	32,550
Unwired Planet, Inc. (a)	23,837	17,282
Vantiv, Inc., Class A (a)	21,681	973,911

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	23

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Software & Computer Services (continued)
VASCO Data Security International, Inc. (a)(b)	4,683	$79,798
Vectrus, Inc. (a)	1,852	40,818
Veeva Systems, Inc., Class A (a)	10,953	256,410
Verint Systems, Inc. (a)	9,128	393,873
VirnetX Holding Corp. (a)	6,877	24,482
Virtusa Corp. (a)	4,107	210,730
VMware, Inc., Class A (a)	11,522	907,818
Voltari Corp. (a)(b)	1,272	9,031
Web.com Group, Inc. (a)	8,012	168,893
Workday, Inc., Class A (a)	16,010	1,102,449
Xura, Inc. (a)	3,640	81,463
Zendesk, Inc. (a)	8,667	170,827
Zix Corp. (a)	11,716	49,324
zulily, Inc., Class A (a)	9,645	167,823
Zynga, Inc., Class A (a)	116,831	266,375

		42,986,772
Support Services — 5.0%
ABM Industries, Inc.	7,940	216,841
Acacia Research Corp.	8,239	74,810
Advisory Board Co. (a)	6,368	289,999
AM Castle & Co. (a)(b)	3,838	8,520
Amdocs Ltd.	22,547	1,282,473
AMN Healthcare Services, Inc. (a)	7,153	214,661
Applied Industrial Technologies, Inc.	5,724	218,371
ARC Document Solutions, Inc. (a)	6,901	41,061
Barnes Group, Inc.	7,338	264,535
Barrett Business Services, Inc.	1,189	51,044
Bazaarvoice, Inc. (a)	12,100	54,571
Black Box Corp.	2,668	39,326
Booz Allen Hamilton Holding Corp.	14,180	371,658
Brink’s Co.	7,067	190,880
Broadridge Financial Solutions, Inc.	17,339	959,714
Cardtronics, Inc. (a)	6,774	221,510
Cartesian, Inc. (a)	2,116	5,205
Casella Waste Systems, Inc. (a)	7,582	43,976
Cass Information Systems, Inc.	1,314	64,557
CBIZ, Inc. (a)	7,954	78,108
CDI Corp.	1,891	16,168
CEB, Inc.	4,960	338,966
Cenveo, Inc. (a)	14,736	27,704
Clean Harbors, Inc. (a)	7,847	345,033
Comfort Systems USA, Inc.	5,684	154,946
Convergys Corp.	14,425	333,362
CoreLogic, Inc. (a)	13,014	484,511
Corrections Corp. of America	17,287	510,658
CoStar Group, Inc. (a)	4,834	836,572
CRA International, Inc. (a)	1,964	42,383
Crawford & Co., Class B	4,806	26,962
Cross Country Healthcare, Inc. (a)	5,567	75,767
Deluxe Corp.	7,253	404,282

Common Stocks	Shares	Value
Support Services (continued)
DHI Group, Inc. (a)	7,060	$51,609
DigitalGlobe, Inc. (a)	9,862	187,575
DXP Enterprises, Inc. (a)	1,896	51,723
Ennis, Inc.	3,906	67,808
Essendant, Inc.	5,328	172,787
Euronet Worldwide, Inc. (a)	7,338	543,672
Everi Holdings, Inc. (a)	10,402	53,362
EVERTEC, Inc.	10,201	184,332
ExamWorks Group, Inc. (a)	6,007	175,645
ExlService Holdings, Inc. (a)	5,026	185,610
ExOne Co. (a)(b)	2,467	16,554
Exponent, Inc.	3,885	173,116
FleetCor Technologies, Inc. (a)	11,354	1,562,537
Franklin Covey Co. (a)	2,677	42,993
Frontline Capital Group (a)	300	—
FTI Consulting, Inc. (a)	6,259	259,811
Furmanite Corp. (a)	6,832	41,539
G&K Services, Inc., Class A	2,985	198,861
Genpact Ltd. (a)	23,444	553,513
Global Payments, Inc.	9,676	1,110,127
Global Power Equipment Group, Inc.	4,236	15,546
GP Strategies Corp. (a)	2,813	64,193
HD Supply Holdings, Inc. (a)	27,167	777,519
Heartland Payment Systems, Inc.	5,423	341,703
Heidrick & Struggles International, Inc.	2,753	53,546
Heritage-Crystal Clean, Inc. (a)	3,226	33,131
Higher One Holdings, Inc. (a)	7,183	14,150
Hudson Global, Inc. (a)	7,493	18,658
Huron Consulting Group, Inc. (a)	3,442	215,228
ICF International, Inc. (a)	3,065	93,145
Imperva, Inc. (a)	4,008	262,444
InnerWorkings, Inc. (a)	7,279	45,494
Insperity, Inc.	2,802	123,092
Jack Henry & Associates, Inc.	11,869	826,201
Kaman Corp.	3,995	143,221
Kelly Services, Inc., Class A	4,059	57,394
Kforce, Inc.	3,944	103,648
Korn/Ferry International	7,608	251,597
LifeLock, Inc. (a)	13,189	115,536
LinkedIn Corp., Class A (a)	16,901	3,213,387
Lionbridge Technologies, Inc. (a)	10,173	50,255
Manpowergroup, Inc.	11,190	916,349
MAXIMUS, Inc.	9,724	579,161
McGrath RentCorp	3,627	96,805
Mistras Group, Inc. (a)	3,074	39,501
Mobile Mini, Inc.	6,614	203,645
ModusLink Global Solutions, Inc. (a)	9,568	27,364
Monster Worldwide, Inc. (a)	14,709	94,432
MSC Industrial Direct Co., Inc., Class A	7,144	435,998
Navigant Consulting, Inc. (a)	7,309	116,286

24	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Support Services (continued)
NeuStar, Inc., Class A (a)(b)	8,174	$222,414
Odyssey Marine Exploration, Inc. (a)(b)	29,342	10,563
On Assignment, Inc. (a)	7,077	261,141
Park-Ohio Holdings Corp.	1,321	38,124
Perma-Fix Environmental Services (a)	4,810	19,529
Power Solutions International, Inc. (a)(b)	815	18,509
PowerSecure International, Inc. (a)	3,904	44,974
PRGX Global, Inc. (a)	6,115	23,054
Quad/Graphics, Inc.	3,486	42,181
Quest Resource Holding Corp. (a)(b)	17,930	10,220
Rentrak Corp. (a)	1,899	102,679
Resources Connection, Inc.	5,694	85,809
RPX Corp. (a)	8,380	114,974
RR Donnelley & Sons Co.	30,792	448,331
Schnitzer Steel Industries, Inc., Class A	4,015	54,363
ServiceSource International, Inc. (a)	10,518	42,072
Sharps Compliance Corp. (a)	3,499	30,651
StarTek, Inc. (a)	3,340	11,289
Sykes Enterprises, Inc. (a)	5,857	149,353
Team, Inc. (a)	3,235	103,908
TeleTech Holdings, Inc.	2,549	68,288
Tetra Tech, Inc.	8,736	212,372
Towers Watson & Co., Class A	10,112	1,186,947
TransUnion (a)	4,578	114,999
TriNet Group, Inc. (a)	6,322	106,210
TrueBlue, Inc. (a)	6,460	145,156
U.S. Ecology, Inc.	3,348	146,140
UniFirst Corp.	2,249	240,216
Universal Technical Institute, Inc.	3,377	11,853
Verisk Analytics, Inc., Class A (a)	22,865	1,689,952
Viad Corp.	3,107	90,072
WageWorks, Inc. (a)	5,411	243,928
Waste Connections, Inc.	18,095	879,055
WEX, Inc. (a)	5,676	492,904

		30,713,167
Technology Hardware & Equipment — 4.0%
3D Systems Corp. (a)	15,956	184,292
ADTRAN, Inc.	7,492	109,383
Advanced Energy Industries, Inc. (a)	6,210	163,323
Advanced Micro Devices, Inc. (a)(b)	94,030	161,732
Agilysys, Inc. (a)	3,119	34,683
Alliance Fiber Optic Products, Inc.	2,288	39,102
Amkor Technology, Inc. (a)	14,118	63,390
Amtech Systems, Inc. (a)	2,148	9,236
ANADIGICS, Inc. (a)	24,964	5,490

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
Applied Micro Circuits Corp. (a)	12,769	$67,803
ARRIS Group, Inc. (a)	19,803	514,284
Atmel Corp.	61,276	494,497
Axcelis Technologies, Inc. (a)	19,244	51,381
Brocade Communications Systems, Inc.	60,969	632,858
Brooks Automation, Inc.	9,688	113,447
Cabot Microelectronics Corp. (a)	3,590	139,077
CalAmp Corp. (a)	5,908	95,060
Cavium, Inc. (a)	8,256	506,671
CEVA, Inc. (a)	3,718	69,043
Ciena Corp. (a)	17,815	369,127
Cirrus Logic, Inc. (a)	9,403	296,289
Clearfield, Inc. (a)	2,370	31,829
Cohu, Inc.	4,081	40,239
CommScope Holding Co., Inc. (a)	18,608	558,798
Comtech Telecommunications Corp.	2,512	51,772
Concurrent Computer Corp.	3,805	17,998
Cray, Inc. (a)	6,241	123,634
Cree, Inc. (a)	15,040	364,419
Cypress Semiconductor Corp. (a)	49,085	418,204
Dataram Corp. (a)	893	1,081
Diebold, Inc.	9,376	279,124
Digi International, Inc. (a)	4,719	55,637
Diodes, Inc. (a)	5,690	121,595
Dot Hill Systems Corp. (a)	9,780	95,159
DSP Group, Inc. (a)	4,564	41,578
Dycom Industries, Inc. (a)	5,062	366,286
EchoStar Corp., Class A (a)	6,431	276,726
Electronics for Imaging, Inc. (a)	7,109	307,678
Emcore Corp. (a)	5,799	39,433
Entegris, Inc. (a)	20,712	273,191
ePlus, Inc. (a)	966	76,382
Exar Corp. (a)	7,831	46,594
Extreme Networks, Inc. (a)	15,559	52,278
Fairchild Semiconductor International, Inc. (a)	16,908	237,388
Finisar Corp. (a)	15,714	174,897
FormFactor, Inc. (a)	8,934	60,573
Freescale Semiconductor Ltd. (a)	16,393	599,656
GSI Technology, Inc. (a)	4,254	17,271
Harmonic, Inc. (a)	14,595	84,651
Hutchinson Technology, Inc. (a)	11,051	17,682
ID Systems, Inc. (a)	3,541	11,367
Identiv, Inc. (a)	3,365	11,744
Infinera Corp. (a)	21,246	415,572
Ingram Micro, Inc., Class A	22,858	622,652
Inphi Corp. (a)	5,391	129,600
Insight Enterprises, Inc. (a)	5,507	142,356
Integrated Device Technology, Inc. (a)	21,747	441,464
Integrated Silicon Solution, Inc.	5,014	107,751
InterDigital, Inc.	5,293	267,826

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	25

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
Intersil Corp., Class A	18,742	$219,281
Intra-Cellular Therapies, Inc. (a)	3,704	148,308
InvenSense, Inc. (a)	12,074	112,167
Ixia (a)	9,113	132,047
IXYS Corp.	3,911	43,647
Kopin Corp. (a)	11,813	37,093
Kulicke & Soffa Industries, Inc. (a)	10,986	100,852
KVH Industries, Inc. (a)	2,945	29,450
Lantronix, Inc. (a)	9,095	11,369
Lattice Semiconductor Corp. (a)	18,197	70,058
Lexmark International, Inc., Class A	8,961	259,690
Loral Space & Communications, Inc. (a)	1,944	91,524
LRAD Corp. (a)	8,678	14,492
Lumentum Holdings, Inc. (a)	7,236	122,650
Marvell Technology Group Ltd.	67,170	607,889
Mattson Technology, Inc. (a)	12,425	28,950
Maxim Integrated Products, Inc.	41,235	1,377,249
MaxLinear, Inc., Class A (a)	8,536	106,188
Mercury Systems, Inc. (a)	5,539	88,126
Microsemi Corp. (a)	14,003	459,578
MKS Instruments, Inc.	7,749	259,824
Monolithic Power Systems, Inc.	5,291	270,899
MoSys, Inc. (a)	14,659	21,842
Nanometrics, Inc. (a)	4,363	52,967
NCR Corp. (a)	23,357	531,372
NeoPhotonics Corp. (a)	4,199	28,595
NETGEAR, Inc. (a)	4,896	142,816
Nimble Storage, Inc. (a)	7,733	186,520
Oclaro, Inc. (a)	16,359	37,626
OmniVision Technologies, Inc. (a)	8,538	224,208
ON Semiconductor Corp. (a)	60,825	571,755
Optical Cable Corp.	1,750	6,038
PAR Technology Corp. (a)	5,236	27,698
Parkervision, Inc. (a)	17,069	3,200
PC Connection, Inc.	2,523	52,302
Pendrell Corp. (a)	28,997	20,878
Pericom Semiconductor Corp.	3,697	67,470
Photronics, Inc. (a)	9,668	87,592
Pixelworks, Inc. (a)	5,286	19,082
Plantronics, Inc.	5,171	262,945
PMC — Sierra, Inc. (a)	28,758	194,692
Polycom, Inc. (a)	19,912	208,678
Power Integrations, Inc.	4,285	180,698
QLogic Corp. (a)	13,193	135,228
Quantum Corp. (a)	45,364	31,632
QuickLogic Corp. (a)	9,826	15,623
Qumu Corp. (a)	2,149	8,424
Rambus, Inc. (a)	17,314	204,305
Ruckus Wireless, Inc. (a)	13,425	159,489
Rudolph Technologies, Inc. (a)	5,365	66,794
ScanSource, Inc. (a)	4,115	145,918
Seachange International, Inc. (a)	7,106	44,768

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
Semtech Corp. (a)	9,792	$147,859
ShoreTel, Inc. (a)	10,755	80,340
Sigma Designs, Inc. (a)	6,054	41,712
Silicon Graphics International Corp. (a)	5,817	22,861
Silicon Laboratories, Inc. (a)	5,876	244,089
Solar3D, Inc. (a)(b)	4,851	13,389
Sonic Foundry, Inc. (a)	2,214	18,575
Sonus Networks, Inc. (a)	8,411	48,111
SunEdison Semiconductor Ltd. (a)	6,099	64,283
SunEdison, Inc. (a)	46,408	333,209
Super Micro Computer, Inc. (a)	5,471	149,139
Synaptics, Inc. (a)	5,402	445,449
SYNNEX Corp.	4,224	359,293
Systemax, Inc. (a)	1,844	13,812
Tech Data Corp. (a)	5,095	349,008
Teradyne, Inc.	30,890	556,329
Tessera Technologies, Inc.	6,982	226,287
Transact Technologies, Inc.	2,692	24,524
Ubiquiti Networks, Inc. (b)	4,046	137,119
Ultra Clean Holdings, Inc. (a)	5,086	29,194
Ultratech, Inc. (a)	4,365	69,927
VeriFone Systems, Inc. (a)	17,047	472,713
ViaSat, Inc. (a)	6,611	425,021
Viavi Solutions, Inc. (a)	35,502	190,646
Violin Memory, Inc. (a)(b)	16,615	22,929
VOXX International Corp. (a)	4,073	30,222
West Corp.	7,325	164,080
Xcerra Corp. (a)	9,468	59,459

		24,174,318
Tobacco — 0.1%
Alliance One International, Inc. (a)	1,357	27,656
Rock Creek Pharmaceuticals, Inc. (a)(b)	3,008	2,466
Schweitzer-Mauduit International, Inc.	4,407	151,513
Universal Corp.	3,258	161,499
Vector Group Ltd.	12,892	291,488

		634,622
Travel & Leisure — 4.7%
Alaska Air Group, Inc.	18,567	1,475,148
Allegiant Travel Co.	1,925	416,281
Ambassadors Group, Inc. (a)	4,485	12,199
AMC Entertainment Holdings, Inc., Class A	3,122	78,643
ARAMARK	32,930	976,045
Avis Budget Group, Inc. (a)	15,244	665,858
Belmond Ltd., Class A (a)	13,554	137,031
Biglari Holdings, Inc. (a)	187	68,393
BJ’s Restaurants, Inc. (a)	3,359	144,538
Bloomin’ Brands, Inc.	18,301	332,712
Bob Evans Farms, Inc.	3,388	146,870

26	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Travel & Leisure (continued)
Boyd Gaming Corp. (a)	12,026	$196,024
Bravo Brio Restaurant Group, Inc. (a)	3,322	37,439
Brinker International, Inc.	8,961	471,976
Buffalo Wild Wings, Inc. (a)	2,828	547,020
Caesars Entertainment Corp. (a)	6,057	35,676
Carmike Cinemas, Inc. (a)	3,932	78,994
Carrols Restaurant Group, Inc. (a)	6,109	72,697
Century Casinos, Inc. (a)	6,355	39,083
Cheesecake Factory, Inc.	6,609	356,622
Choice Hotels International, Inc.	5,187	247,161
Churchill Downs, Inc.	1,825	244,203
Chuy’s Holdings, Inc. (a)	2,773	78,753
Cinemark Holdings, Inc.	15,545	505,057
ClubCorp Holdings, Inc.	8,394	180,135
Cracker Barrel Old Country Store, Inc.	3,506	516,364
Dave & Buster’s Entertainment, Inc. (a)	2,735	103,465
Del Frisco’s Restaurant Group, Inc. (a)	4,306	59,810
Denny’s Corp. (a)	13,450	148,353
Diamond Resorts International, Inc. (a)	8,250	192,967
DineEquity, Inc.	2,576	236,116
Domino’s Pizza, Inc.	8,183	883,028
Dover Downs Gaming & Entertainment, Inc. (a)	6,916	6,886
Dover Motorsports, Inc.	1,592	3,662
Dunkin’ Brands Group, Inc.	14,189	695,261
El Pollo Loco Holdings, Inc. (a)	3,382	36,458
Eldorado Resorts, Inc. (a)	4,161	37,532
Empire Resorts, Inc. (a)(b)	4,138	17,421
Entertainment Gaming Asia, Inc. (a)	791	1,732
Extended Stay America, Inc.	8,445	141,707
Famous Dave’s Of America, Inc. (a)	1,498	19,339
Fiesta Restaurant Group, Inc. (a)	4,111	186,516
Full House Resorts, Inc. (a)	12,945	18,900
Gaming Partners International Corp. (a)	1,026	10,239
Hawaiian Holdings, Inc. (a)	7,257	179,103
Hertz Global Holdings, Inc. (a)	59,366	993,193
Hilton Worldwide Holdings, Inc.	76,390	1,752,387
HomeAway, Inc. (a)	14,430	382,972
Hyatt Hotels Corp., Class A (a)	4,774	224,855
International Speedway Corp., Class A	3,864	122,566
Interval Leisure Group, Inc.	5,963	109,481
Isle of Capri Casinos, Inc. (a)	3,638	63,447
J Alexanders Holdings, Inc. (a)	2,293	22,863
Jack in the Box, Inc.	5,379	414,398
Jamba, Inc. (a)(b)	3,045	43,391

Common Stocks	Shares	Value
Travel & Leisure (continued)
JetBlue Airways Corp. (a)	46,143	$1,189,105
Krispy Kreme Doughnuts, Inc. (a)	9,909	144,969
La Quinta Holdings, Inc. (a)	13,587	214,403
Las Vegas Sands Corp.	53,590	2,034,812
Luby’s, Inc. (a)	5,639	28,026
Marcus Corp.	3,067	59,316
Marriott Vacations Worldwide Corp.	4,040	275,286
MGM Resorts International (a)	69,427	1,280,928
Monarch Casino & Resort, Inc. (a)	2,366	42,517
Morgans Hotel Group Co. (a)	6,164	20,464
Noodles & Co. (a)(b)	3,634	51,457
Norwegian Cruise Line Holdings Ltd. (a)	23,254	1,332,454
Panera Bread Co., Class A (a)	3,641	704,206
Papa John’s International, Inc.	4,382	300,079
Penn National Gaming, Inc. (a)	10,967	184,026
Pinnacle Entertainment, Inc. (a)	8,495	287,471
Popeyes Louisiana Kitchen, Inc. (a)	3,582	201,882
Premier Exhibitions, Inc. (a)	849	1,605
RCI Hospitality Holdings, Inc. (a)	2,654	27,655
Reading International, Inc., Class A (a)	3,819	48,387
Red Lion Hotels Corp. (a)	5,052	42,942
Red Robin Gourmet Burgers, Inc. (a)	2,228	168,749
Regal Entertainment Group, Class A	9,987	186,657
Republic Airways Holdings, Inc. (a)	7,388	42,703
Ruby Tuesday, Inc. (a)	10,132	62,920
Ruth’s Hospitality Group, Inc.	6,029	97,911
Ryman Hospitality Properties	7,361	362,382
Sabre Corp.	19,822	538,762
Scientific Games Corp., Class A (a)(b)	7,878	82,325
SeaWorld Entertainment, Inc.	9,937	176,978
Six Flags Entertainment Corp.	13,086	599,077
SkyWest, Inc.	6,975	116,343
Sonic Corp.	8,050	184,747
Speedway Motorsports, Inc.	1,762	31,804
Spirit Airlines, Inc. (a)	10,729	507,482
Steiner Leisure Ltd. (a)	1,944	122,822
Texas Roadhouse, Inc.	9,345	347,634
Town Sports International Holdings, Inc. (a)	5,154	13,555
Travelport Worldwide, Ltd.	14,146	187,010
Travelzoo, Inc. (a)	2,100	17,367
Vail Resorts, Inc.	5,272	551,873
Virgin America, Inc. (a)	2,730	93,448
Wendy’s Co.	33,707	291,566
World Wrestling Entertainment, Inc. (b)	4,999	84,483

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	27

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Travel & Leisure (continued)
Zoe’s Kitchen, Inc. (a)(b)	3,126	$123,446

		28,633,004
Total Common Stocks — 98.4%		599,568,248

Other Interests (d)	Beneficial Interest (000)
Pharmaceuticals & Biotechnology — 0.0%
Merck KGaA	$3	—
Real Estate Investment Trusts (REITs) — 0.0%
AmeriVest Properties, Inc. (a)	4	—
Technology Hardware & Equipment — 0.0%
Gerber Scientific, Inc.	4	45
Travel & Leisure — 0.0%
FRD Acquisition Co.	13	—
Total Other Interests — 0.0%		45

Rights	Shares
Technology Hardware & Equipment — 0.0%
Leap Wireless, CVR (a)	8,850	22,302

Warrants	Shares	Value
Oil & Gas Producers — 0.0%
Magnum Hunter Resources Corp., (Issued 10/15/13, 1 Share for 10 Warrant, Expires 4/15/16, Strike Price $8.50)	2,485	—
Total Long-Term Investments (Cost — $424,333,460) — 98.4%		$599,590,595

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)(e)	8,065,436	8,065,436

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.26% (c)(e)(f)	$8,446	8,445,628
Total Short-Term Securities (Cost — $16,511,064) — 2.7%		16,511,064
Total Investments (Cost — $440,844,524*) — 101.1%		616,101,659
Liabilities in Excess of Other Assets — (1.1)%		(6,831,126)

Net Assets — 100.0%		$609,270,533

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$443,478,918

Gross unrealized appreciation	$227,792,122
Gross unrealized depreciation	(55,169,381)

Net unrealized appreciation	$172,622,741

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

28	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Master Extended Market Index Series

(c)	During the period ended September 30, 2015, investments in issuers considered to be affiliates of the Series for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	11,546,804	—		(3,481,368)[1]	8,065,436	$8,065,436	$9,658
BlackRock Liquidity Series, LLC, Money Market Series	$8,299,209	$146,419	[2]	—	$8,445,628	$8,445,628	$526,867	[3]
PennyMac Mortgage Investment Trust	10,450	—		—	10,450	$161,661	$19,124

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net shares/beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
48	Russell 2000 Mini Index	December 2015	$5,260,320	$(198,051)
33	S&P MidCap 400 E-Mini Index	December 2015	$4,497,570	(102,544)
Total				$(300,595)

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	29

Schedule of Investments (continued)	Master Extended Market Index Series

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Series has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Series policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments, refer to the Series’ most recent financial statements as contained in its semi-annual report.

As of September 30, 2015, the following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$9,687,056	—	—	$9,687,056
Alternative Energy	692,944	—	—	692,944
Automobiles & Parts	12,865,846	—	—	12,865,846
Banks	39,245,939	—	—	39,245,939
Beverages	558,044	—	—	558,044
Chemicals	13,213,306	—	—	13,213,306
Construction & Materials	14,228,534	—	—	14,228,534
Electricity	8,992,022	—	—	8,992,022
Electronic & Electrical Equipment	16,238,048	—	—	16,238,048
Financial Services	25,707,141	—	—	25,707,141
Fixed Line Telecommunications	1,352,598	—	—	1,352,598
Food & Drug Retailers	4,281,122	—	—	4,281,122
Food Producers	11,162,336	—	—	11,162,336
Forestry & Paper	1,287,585	—	—	1,287,585
Gas, Water & Multi-Utilities	9,779,087	—	—	9,779,087
General Industrials	7,195,385	—	—	7,195,385

30	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Master Extended Market Index Series

	Level 1	Level 2	Level 3	Total
Assets (concluded):
Investments (concluded):
Long-Term Investments (concluded):
Common Stocks (concluded):
General Retailers	$28,335,473	—	—	$28,335,473
Health Care Equipment & Services	32,616,278	—	—	32,616,278
Household Goods & Home Construction	12,177,122	—	—	12,177,122
Industrial Engineering	14,581,774	—	—	14,581,774
Industrial Metals & Mining	3,005,604	$19,733	—	3,025,337
Industrial Transportation	7,398,073	—	—	7,398,073
Leisure Goods	4,948,368	—	—	4,948,368
Life Insurance	2,886,210	—	—	2,886,210
Media	27,995,355	—	—	27,995,355
Mining	1,539,230	—	—	1,539,230
Mobile Telecommunications	5,174,102	—	—	5,174,102
Nonlife Insurance	23,823,722	—	—	23,823,722
Oil & Gas Producers	14,041,593	—	—	14,041,593
Oil Equipment, Services & Distribution	7,562,064	—	—	7,562,064
Personal Goods	6,796,821	—	—	6,796,821
Pharmaceuticals & Biotechnology	39,713,062	—	—	39,713,062
Real Estate Investment & Services	8,982,361	—	—	8,982,361
Real Estate Investment Trusts (REITs)	54,342,427	—	—	54,342,427
Software & Computer Services	42,986,772	—	—	42,986,772
Support Services	30,713,167	—	—	30,713,167
Technology Hardware & Equipment	24,174,318	—	—	24,174,318
Tobacco	634,622	—	—	634,622
Travel & Leisure	28,633,004	—	—	28,633,004
Other Interests:
Technology Hardware & Equipment	—	—	$45	45
Rights:
Technology Hardware & Equipment	—	—	22,302	22,302
Short-Term Securities	8,065,436	8,445,628	—	16,511,064

Total	$607,613,951	$8,465,361	$22,347	$616,101,659

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	31

Schedule of Investments (concluded)	Master Extended Market Index Series

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(300,595)	—	—	$(300,595)

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Series may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$503,700	—	—	$503,700
Liabilities:
Collateral on securities loaned at value	—	$(8,445,628)	—	(8,445,628)

Total	$503,700	$(8,445,628)	—	$(7,941,928)

During the period ended September 30, 2015, there were no transfers between levels.

32	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Index Series of Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: November 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: November 23, 2015